As filed with the U.S. Securities and Exchange Commission on February 9, 2007

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 8

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8

(Check appropriate box or boxes.)

Legg Mason Partners Variable Portfolios IV

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service)

Copy to:

Dianne E. O’Donnell, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on April 27, 2007 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPERIENCE

PROSPECTUS

April 30, 2007

Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners

Variable Portfolios IV

Variable Multiple Discipline Portfolio—

All Cap Growth and Value

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Portfolios IV

Contents

Legg Mason Partners Variable Portfolios IV (the “Trust”) consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Prior to May 1, 2006, Legg Mason Partners Variable Portfolios IV was named Smith Barney Multiple Discipline Trust and Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value was named Multiple Discipline Portfolio — All Cap Growth and Value. The portfolio’s investment objectives and strategies were not affected as a result of this change.

Investments, risks and performance

The Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value is made up of an All Cap Growth segment and an All Cap Value segment (collectively, the “All Cap Portfolio”).

Investment objective

Long-term growth of capital. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Principal investment strategies

Key investments

The All Cap Portfolio invests primarily in equity securities of companies of any size. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high-quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals.

Both segments

Selection process

The All Cap Portfolio’s strategy is to combine the efforts of the managers of the two segments and to invest in the stock selections considered most attractive in the opinion of each segment’s managers. The All Cap Portfolio’s holdings are coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s portfolio managers. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the All Cap Portfolio.

In order to maintain the target allocations of the All Cap Portfolio’s assets between the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segments, as appropriate
■

Rebalance the allocation of the All Cap Value segment securities and the All Cap Growth segment securities in the All Cap Portfolio’s assets promptly to the extent that the percentage of the All Cap Portfolio’s assets invested in either the All Cap Growth segment’s or All Cap Value segment’s securities equals or exceeds 60% of the All Cap Portfolio’s total assets

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. As a result of the possibility of allocation adjustments, the performance of the All Cap Portfolio may differ from the performance of each segment if it had been maintained as a separate portfolio.

2         Legg Mason Partners Variable Portfolios IV

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to a portfolio segment that is below its targeted percentage, or (2) selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio managers will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership and favor management teams that have a significant ownership stake in a company.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers seek to invest in companies whose stock prices, in their opinions, are undervalued relative to the long-term business fundamentals of the companies. The segment managers favor companies that generally have strong balance sheets, and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers also emphasize industry sectors perceived to be undervalued relative to the broad market.

The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

Principal risks of investing in the All Cap Portfolio

Investors could lose money on their investments in the All Cap Portfolio, or the All Cap Portfolio may not perform as well as other investments, if:

■	U.S. stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Portfolio invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large capitalization stocks fall out of favor with investors

Multiple Discipline Portfolio — All Cap Growth and Value         3

■

Medium or small capitalization stocks fall out of favor with investors. An investment in the All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks

■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth

Portfolio performance

The bar chart and the table on the following page indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception. The table compares the average annual total return of the portfolio for the periods shown with that of the Russell 3000 Index (Russell 3000), a broad-based unmanaged capitalization-weighted index of 3,000 large capitalization companies. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

4         Legg Mason Partners Variable Portfolios IV

Total Return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Highest and Lowest Quarterly returns (for periods shown in the bar chart)

Highest: 15.10% in 2nd quarter 2003; Lowest: (4.22)% in 3rd quarter 2004 [CONFIRM]

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 3000 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 year		5 years	Since Inception		Inception Date
All Cap Portfolio		%	N/A		%	10/1/02

Index

Russell 3000%			N/A		%	*

*	The Russell 3000 is a broad-based unmanaged capitalization-weighted index of 3,000 large capitalization companies. Index comparison begins on October 1, 2002. It is not possible to invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.

Fee Table

This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan

Multiple Discipline Portfolio — All Cap Growth and Value         5

documents or other informational materials supplied by plan sponsors. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder fees

(paid directly from your investment)
Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual portfolio operating expenses

(paid by the portfolio as a % of net assets)
Management fees	0.75%

Distribution and service (12b-1) fees	0.25%

Other expenses*	%

Total annual portfolio operating expenses**	%

*	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts that were effective January 1, 2006.
**	The manager and/or distributors have agreed to waive a portion of management and/or 12b-1 fees and to reimburse certain expenses. The manager and/or distributors may change or eliminate these waivers or reimbursements at any time.

Expenses After Waivers, Reimbursements or Credits
Management fees	0.75%
Distribution and service (12b-1) fees	%
Other expenses*	%
Management waivers and expense reimbursements	%
Net annual portfolio operating expenses	%

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower.

Number of years you own your shares

	1 year*	3 years*	5 years*	10 years*
Your costs would be:	$	$	$	$

* The example assumes:

■	You invest $10,000 for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and reimbursements) remain the same
■

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.

■	Redemption of your shares at the end of the period

6         Legg Mason Partners Variable Portfolios IV

More on the portfolio’s investments

The section “Investments, risks and performance” describes the portfolio’s investment objective and its principal investment strategies and risks. This section provides some additional information about the portfolio’s investments and certain investment management techniques the fund may use. More information about the portfolio’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (the “SAI”). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

The All Cap Portfolio is sometimes referred to as the “portfolio.”

Other investments

The portfolio may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.

Foreign securities

The portfolio may include limited investments in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. Its investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign securities issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Multiple Discipline Portfolio — All Cap Growth and Value         7

Defensive investing

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Potential conversion

The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a “feeder” fund that would invest all of its assets in a “master” fund having substantially the same investment objective, policies and restrictions. At least 30 days’ written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

Portfolio holdings

A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings is available in the SAI.

The portfolio may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.

8         Legg Mason Partners Variable Portfolios IV

Management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio as subadviser, except for the management of cash and short-term instruments, which is performed by LMPFA.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $             billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio managers

The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the subadviser or its predecessors for at least five years.

Roger Paradiso, investment officer and managing director of ClearBridge, is a coordinating portfolio manager of the portfolio. Mr. Paradiso has been with ClearBridge or its predecessor firms since 1988. He became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997.

Kirstin Mobyed, investment officer and director of ClearBridge, is a co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with ClearBridge or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Alan J. Blake, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Portfolio and Balanced All Cap Growth and Value Portfolio of the Trust and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios of the Trust. Mr. Blake has been a portfolio manager with ClearBridge or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners Funds.

Multiple Discipline Portfolio — All Cap Growth and Value         9

Richard A. Freeman, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Portfolio and Balanced All Cap Growth and Value Portfolio of the Trust and the segment manager responsible for the day-to-day management of the Multi-Cap Growth segment of the Global All Cap Portfolio of the Trust. Mr. Freeman has been a portfolio manager with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners Funds.

John Goode, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap Portfolio and Balanced All Cap Growth and Value Portfolio of the Trust. Mr. Goode has been a portfolio manager with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners Funds.

Peter J. Hable, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap Portfolio and Balanced All Cap Growth and Value Portfolio of the Trust. Mr. Hable has been with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners Funds.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the portfolio, and has more detailed information about the manager, the subadviser and other portfolio service providers.

LMPFA will monitor the portfolio’s investments to ensure that the portfolio complies with its investment policies. LMPFA will also monitor the portfolio to ensure that no more than 25% of the portfolio’s assets are concentrated in the securities of companies in the same industry.

Management fees

During the fiscal year ended December 31, 2006, the portfolio paid a management fee of     % of the portfolio’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the portfolio paid SBFM a management fee equal to     % of the portfolio’s average daily net assets. For the period from August 1, 2006 through December 31, 2006, the portfolio paid LMPFA a management fee equal to     % of the fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the portfolio’s management and subadvisory agreements is available in the portfolio’s annual report for the fiscal year ended December 31, 2006.

Other information

The portfolio’s Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board, the grouping of the portfolio for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type portfolios, and the adoption of a single form of organization as a Maryland business trust, with all portfolios operating under uniform charter documents. Fund shareholders have also approved investment matters, including standardized fundamental investment policies

10         Legg Mason Partners Variable Portfolios IV

and the ability of the Portfolio to change its investment objective without shareholder approval. Proxy materials describing these matters were mailed in October, 2006. These matters generally are expected to be effectuated during the first half of 2007.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”), serve as the portfolio’s distributors.

The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan, the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the fund, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”). The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated

Multiple Discipline Portfolio — All Cap Growth and Value         11

transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

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Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

■	the New York Stock Exchange (“NYSE”) is closed;
■	trading on the NYSE is restricted;
■

an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

■	as permitted by an SEC order in extraordinary circumstances.

Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Multiple Discipline Portfolio — All Cap Growth and Value         13

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and its long- term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio

14         Legg Mason Partners Variable Portfolios IV

has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board of Trustees reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio, or other techniques that may be adopted in the future, may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

Multiple Discipline Portfolio — All Cap Growth and Value         15

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy or qualified plan (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.

The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

16         Legg Mason Partners Variable Portfolios IV

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.

The Board has approved procedures to be used to value the portfolio’s securities holdings for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the manager.

The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the portfolio invests in securities of small capitalization companies — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the portfolio may use fair valuation procedures more frequently than portfolios that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

Multiple Discipline Portfolio — All Cap Growth and Value         17

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

18         Legg Mason Partners Variable Portfolios IV

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of the portfolio assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

All Capitalization Growth and Value	2006	2005	2004	2003(1)		2002(1)(2)
Net asset value, beginning of period		$14.82	$13.99	$10.65		$10.00

Income from operations:
Net investment income		0.05	0.04	0.02		0.01
Net realized and unrealized gain		0.73	0.89	3.33		0.64

Total income from operations		0.78	0.93	3.35		0.65

Less distributions from:
Net investment income		(0.05)	(0.05)	(0.01)		—
Net realized gains		(0.31)	(0.05)	(0.00	)(3)	—

Total distributions		(0.36)	(0.10)	(0.01)		—

Net asset value, end of period		$15.24	$14.82	$13.99		$10.65

Total return(4)		5.25%	6.64%	31.44%		6.50%

Net assets, end of period (000s)		$284,380	$246,342	$103,769		$3,330

Ratios to average net assets:
Gross expenses		1.06%	1.07%	1.31%		21.24	%(5)
Net expenses(6)		0.96 (7)	0.95 (8)	1.00	(8)	1.00	(5)(8)
Net investment income		0.38	0.43	0.17		0.49	(5)

Portfolio turnover rate		22%	9%	3%		2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(7)	The distributor has voluntarily waived a portion of its fees.

(8)	The manager and distributor have voluntarily waived all or a portion of their fees.

Multiple Discipline Portfolio — All Cap Growth and Value         19

@ 2006 Legg Mason Investor Services, LLC Member NASD, SPIC

(Investment Company Act file no. 811-21128)

FD 02963 4/07

Legg Mason Partners

Variable Portfolios IV

Legg Mason Partners Variable

Multiple Discipline Portfolio—All Cap Growth and Value

The portfolio’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Shareholder Reports Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends only one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution, or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of Additional Information (“SAI”) The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) by calling 800-451-2010 or by writing to the portfolio at Legg Mason Partners Variable Portfolios IV, 125 Broad Street, New York, New York 10004.

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street, N.E., Washington, D.C. 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

If some one makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

PROSPECTUS

April 30, 2007

Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners

Variable Portfolios IV

Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Portfolios IV

Contents

Legg Mason Partners Variable Portfolios IV (the “Trust”) consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Prior to May 1, 2006, Legg Mason Partners Variable Portfolios IV was named Smith Barney Multiple Discipline Trust and Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value was named Multiple Discipline Portfolio — Global All Cap Growth and Value. The portfolio’s investment objectives and strategies were not affected as a result of this change.

Investments, risks and performance

The Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value is made up of a Large Cap Growth segment, a Large Cap Value segment, a Multi-Cap Growth segment and an International-American Depositary Receipts (“ADRs”) segment (collectively, the “Global All Cap Portfolio”).

Investment objective

Long-term growth of capital. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Principal investment strategies

Key investments

The portfolio invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The portfolio seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry-specific risk by minimizing concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in large-capitalization growth stocks that in the segment managers’ opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment managers believe to be experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment seeks to invest in companies that the segment managers believe have strong fundamentals and the potential for rapid earnings growth. The International-ADR segment seeks to build a long-term, well-diversified portfolio with exceptional risk/reward characteristics.

The portfolio invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The portfolio does not invest in foreign securities that are not traded in U.S. markets.

Selection process

The Global All Cap Portfolio’s strategy is to combine the efforts of five segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment’s managers build a portfolio of stocks which they believe will offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment and 20% to each of the Multi-Cap Growth and International- ADR segments. The Global All Cap Portfolio is coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s managers. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the Global All Cap Portfolio.

2         Legg Mason Partners Variable Portfolios IV

In order to maintain the target allocations of the Global All Cap Portfolio’s assets among the four segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the four segments, as appropriate
■	Rebalance the allocation of the segments in the Global All Cap Portfolio’s assets promptly to the extent the percentage of the Global All Cap Portfolio’s assets invested in any of Large Cap Growth, Large Cap Value, Multi-Cap Growth or International-ADR segment’s securities diverges from the target allocation for that segment

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of the Global All Cap Portfolio may differ from the performance of each segment if it had been maintained as a separate portfolio.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segments that exceed their targeted percentages with proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Global All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio managers will seek to avoid transaction costs.

Large Cap Growth segment

The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity
■	Strong financial condition
■	Experienced and effective management

Multiple Discipline Portfolio — Global All Cap Growth and Value         3

Large Cap Value segment

The segment managers seek to invest in the stocks of established companies believed to be available at attractive prices. The segment managers seek stocks of companies that are experiencing positive fundamental changes that the segment managers believe are not yet reflected in the price of their stocks. This investment style seeks reduced volatility as well as long-term capital growth.

In selecting individual companies for investment, the segment managers consider:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Multi-Cap Growth segment

The segment managers seek to invest in those growth company stocks that the managers believe have the potential for above-average, long-term earnings and/or cash flow in excess of that expected for the market as a whole. In selecting individual companies for investment, the segment manager utilizes a bottom-up discipline that:

■	Emphasizes fundamental analysis that includes earnings and/or cash flow growth, franchise values, returns on equity and breadth of management
■	Focuses on leaders within their industries and capitalization ranges with potential for strong earnings and/or cash flow growth
■	Seeks companies where management has a significant ownership stake

Investments may be made in all capitalization ranges. Small-cap and mid-cap investments tend to be in companies believed to be overlooked by analysts and investors. The segment manager stresses a long-term investment horizon. Circumstances in which the segment manager re-examines whether a stock should remain in the portfolio include:

■	A belief by the manager that long-term deterioration in company and/or industry fundamentals is likely
■	The occurrence of a management change that the segment manager believes will have a significant negative effect on the company’s long-term prospects

International-ADR segment

The segment manager seeks to invest in international stocks via ADRs of global companies considered by the manager to be of high quality and whose intrinsic value does not appear to be recognized by the markets. The International-ADR segment seeks to build a long-term, well-diversified portfolio with favorable risk/reward characteristics. The objective is to outperform the international benchmark over a full market cycle while striving to maintain positive returns.

In selecting individual companies for investment, the segment manager looks for the following:

■	Above average earnings growth
■	High relative return on invested capital

4         Legg Mason Partners Variable Portfolios IV

■	Experienced and effective management
■	Effective research, product development and marketing
■	Competitive advantages
■	Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

■	Low or decelerating inflation which creates a favorable environment for securities markets
■	Stable governments with policies that encourage economic growth, equity investment and development of securities markets
■	Currency stability
■	The range of individual investment opportunities

Principal risks of investing in the Global All Cap Portfolio

Investors could lose money on their investments in the Global All Cap Portfolio, or the Global All Cap Portfolio may not perform as well as other investments, if:

■	U.S. or global stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Global All Cap Portfolio invests
■	Value and/or growth stocks fall out of favor with investors
■	Large capitalization stocks fall out of favor with investors
■	Medium or small capitalization stocks fall out of favor with investors. Because a portion of the Global All Cap Portfolio’s assets is invested in medium and small capitalization companies, an investment in the Global All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

■	Adverse governmental action or political, economic or market instability affects a foreign country or region
■	The currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar

Multiple Discipline Portfolio — Global All Cap Growth and Value         5

Portfolio performance

The bar chart below and the table on the following page indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception. The table compares the average annual total return of the portfolio for the periods shown with that of the Russell 3000 Index (Russell 3000), a broad-based unmanaged capitalization weighted index of large capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based unmanaged index of foreign stocks; and the MSCI World Index (MSCI World), a broad-based unmanaged free-float adjusted market capitalization index designed to measure global developed market equity performance. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Total return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Highest and Lowest Quarterly returns (for periods shown in the bar chart):

Highest: 18.17% in 2nd quarter 2003; Lowest: (3.53)% in 1st quarter 2003 [CONFIRM]

6         Legg Mason Partners Variable Portfolios IV

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 3000, MSCI EAFE and MSCI World indices. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year	5 Years	Since Inception	Inception Date
Global All Cap Portfolio	%	N/A	%	10/1/02

Indices

Russell 3000%		N/A	%	*

MSCI EAFE	%	N/A	%	**

MSCI World	%	N/A	%	***

*	The Russell 3000 is a broad-based unmanaged capitalization weighted index of large capitalization companies.

**	The MSCI EAFE is a broad-based unmanaged index of foreign stocks.

***The	MSCI world is a broad-based unmanaged free-float adjusted market capitalization index designed to measure global developed market equity performance.

It is not possible to invest directly in the indices. Index performance reflects no deduction for fees, expenses or taxes.

Fee table

This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)
Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Multiple Discipline Portfolio — Global All Cap Growth and Value         7

Annual Portfolio Operating Expenses

(paid by the portfolio as a % of net assets)
Management fees	0.75%

Distribution and service (12b-1) fees	0.25%

Other expenses*	%

Total annual portfolio operating expenses**	%

*	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts that were effective January 1, 2006.

**	The Manager and/or distributors have agreed to waive a portion of management and/or 12b-1 fees and to reimburse certain expenses. The Manager and/or distributors may change or eliminate these waivers or reimbursements at any time.

Expenses After Waivers, Reimbursements or Credits
Management fees	0.75%
Distribution and service (12b-1) fees	%
Other expenses*	%
Management waivers and expense reimbursements	%
Net annual portfolio operating expenses	%

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower. The example assumes:

■	You invest $10,000 for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and reimbursements) remain the same
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.
■	Redemption of your shares at the end of the period

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Your costs would be:	$	$	$	$

8         Legg Mason Partners Variable Portfolios IV

More on the portfolio’s investments

The section “Investments, risks and performance” describes the portfolio’s investment objective and its principal investment strategies and risks. This section provides some additional information about the portfolio’s investments and certain investment management techniques the fund may use. More information about the portfolio’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (the “SAI”). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

The Global All Cap Portfolio is sometimes referred to as the “portfolio.”

Other investments

International — ADR Segment

The Global All Cap Portfolio invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

All segments

The Global All Cap Portfolio may invest to a limited extent in money market instruments and/or cash to pay expenses and meet redemption requests.

Derivatives and hedging techniques

The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.

Multiple Discipline Portfolio — Global All Cap Growth and Value         9

Defensive investing

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Potential conversion

The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a “feeder” fund that would invest all of its assets in a “master” fund having substantially the same investment objective, policies and restrictions. At least 30 days’ written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

Portfolio holdings

A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings is available in the SAI.

The portfolio may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.

10         Legg Mason Partners Variable Portfolios IV

Management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio as subadviser, except for the management of cash and short-term instruments, which is performed by LMPFA.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $             billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio managers

The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the subadviser or its predecessors for at least five years.

Roger Paradiso, investment officer and managing director of ClearBridge, is the coordinating portfolio manager of the portfolio. Mr. Paradiso has been with ClearBridge or its predecessor firms since 1988. He became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997.

Kirstin Mobyed, investment officer and director of ClearBridge, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with ClearBridge or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Alan J. Blake, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios of the Trust. Mr. Blake has been a portfolio manager with ClearBridge or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners Funds.

Richard A. Freeman, CFA, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap

Multiple Discipline Portfolio — Global All Cap Growth and Value         11

Growth segment of the All Cap Growth and Value and Balanced All Cap Growth and Value Portfolios of the Trust, and the segment manager responsible for the day-to-day management of the Multi-Cap Growth segment of the Global All Cap Portfolio of the Trust. Mr. Freeman has been a portfolio manager with ClearBridge or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners Funds.

Mark McAllister, investment officer and managing director of ClearBridge and Robert Feitler, investment officer and director of ClearBridge, are the segment managers responsible for the day-to-day management of the Large Cap Value segment of the Large Cap Growth and Value and Global All Cap Portfolio of the Trust. Mr. McAllister has been with ClearBridge or its predecessor firms since 1999. Mr. Feitler has been with ClearBridge or its predecessor firms since 1995. Both serve as portfolio managers of other Legg Mason Partners Funds.

Jeffrey J. Russell, CFA, investment officer and managing director of ClearBridge, is the segment manager responsible for the day-to-day management of the International-ADR segment of the Global All Cap Portfolio of the Trust. He has been with ClearBridge or its predecessor firms since 1990 and serves as a portfolio manager of other Legg Mason Partners Funds.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the portfolio, and has more detailed information about the manager, the subadviser and other portfolio service providers.

ClearBridge will monitor the portfolio’s investments to ensure that each portfolio complies with its investment policies. LMPFA will also monitor the portfolio’s portfolio to ensure that no more than 25% of the portfolio’s assets are concentrated in the securities of companies in the same industry.

Management fees

During the fiscal year ended December 31, 2006, the portfolio paid a management fee of             % of the portfolio’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the portfolio paid SBFM a management fee equal to             % of the portfolio’s average daily net assets. For the period from August 1, 2006 through December 31, 2006, the portfolio paid LMPFA a management fee equal to             % of the fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the portfolio’s management and subadvisory agreements is available in the portfolio’s annual report for the fiscal year ended December 31, 2006.

Other information

The portfolio’s Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board, the grouping of the portfolio for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type portfolios, and the adoption of a single form of organization as a Maryland business trust, with all portfolios operating under uniform charter documents. Fund shareholders have also approved investment matters, including standardized fundamental investment policies

12         Legg Mason Partners Variable Portfolios IV

and the ability of the Portfolio to change its investment objective without shareholder approval. Proxy materials describing these matters were mailed in October, 2006. These matters generally are expected to be effectuated during the first half of 2007.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”), serve as the portfolio’s distributors.

The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan, the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent developments

On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the fund, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”). The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment

Multiple Discipline Portfolio — Global All Cap Growth and Value         13

advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

14         Legg Mason Partners Variable Portfolios IV

Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

■	the New York Stock Exchange (“NYSE”) is closed;
■	trading on the NYSE is restricted;
■	an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or
■	as permitted by an SEC order in extraordinary circumstances.

Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Multiple Discipline Portfolio — Global All Cap Growth and Value         15

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio

16         Legg Mason Partners Variable Portfolios IV

has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio, or other techniques that may be adopted in the future, may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

Multiple Discipline Portfolio — Global All Cap Growth and Value         17

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy or qualified plan (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.

The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

18         Legg Mason Partners Variable Portfolios IV

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.

The Board has approved procedures to be used to value the portfolio’s securities holdings for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the manager.

The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. The portfolio’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the portfolio’s net asset value is considered a significant event, as described below, in response to which the portfolio may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the portfolio’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the portfolio invests in securities of small capitalization companies — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the portfolio may use fair valuation procedures more frequently than portfolios that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the portfolio prices its shares. The portfolio

Multiple Discipline Portfolio — Global All Cap Growth and Value         19

uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

20         Legg Mason Partners Variable Portfolios IV

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of the portfolio assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by             , independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Global All Cap Growth and Value	2006	2005	2004	2003(1)	2002(1)(2)
Net asset value, beginning of period		$15.44	$14.11	$10.78	$10.00

Income from operations:
Net investment income		0.10	0.07	0.04	0.01
Net realized and unrealized gain		0.91	1.38	3.36	0.77

Total income from operations		1.01	1.45	3.40	0.78

Less distributions from:
Net investment income		(0.11)	(0.07)	(0.02)	—
Net realized gains		(0.17)	(0.05)	(0.05)	—

Total distributions		(0.28)	(0.12)	(0.07)	—

Net asset value, end of period		$16.17	$15.44	$14.11	$10.78

Total return(3)		6.54%	10.25%	31.55%	7.80%

Net assets, end of period (000s)		$82,564	$49,381	$10,974	$1,003

Ratios to average net assets:
Gross expenses		1.15%	1.28%	2.56%	52.11	%(4)
Net expenses(5)		0.90 (6)	1.00 (7)	1.00 (7)	1.00	(4)(7)
Net investment income		0.64	0.75	0.36	0.38	(4)

Portfolio turnover rate		18%	10%	6%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(6)	The distributor has voluntarily waived all of its fees.

(7)	The manager and distributor have voluntarily waived all or a portion of their fees.

Multiple Discipline Portfolio — Global All Cap Growth and Value         21

@ 2006 Legg Mason Investor Services, LLC Member NASD, SPIC

(Investment Company Act file no. 811-21128)

FD02965 4/07

Legg Mason Partners

Variable Portfolios IV

Legg Mason Partners Variable

Multiple Discipline Portfolio— Global All Cap Growth and Value

The portfolios’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends only one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company a broker-dealer, financial intermediary, financial institution, or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of additional information (“SAI”) The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) by calling 800-451-2010, or by writing to the portfolio at Legg Mason Partners Variable Portfolios IV, 125 Broad Street, New York, New York 10004.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street, N.E., Washington, D.C. 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

PROSPECTUS

April 30, 2007

Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners Variable Portfolios IV

Variable Multiple Discipline Portfolio — Large Cap Growth and Value

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Portfolios IV

Contents

Legg Mason Partners Variable Portfolios IV (the “Trust”) consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Investments, risks and performance	2

More on the portfolio’s investments	7

Management	9

Share transactions	13

Tax consequences of dividends and distributions	16

Share price	17

Financial highlights	18

Prior to May 1, 2006, Legg Mason Partners Variable Portfolios IV was named Smith Barney Multiple Discipline Trust and Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value was named Multiple Discipline Portfolio — Large Cap Growth and Value. The portfolio’s investment objectives and strategies were not affected as a result of this change.

Investments, risks and performance

The Legg Mason Partners Multiple Discipline Portfolio — Large Cap Growth and Value is made up of Large Cap Growth and Large Cap Value segments (collectively, the “Large Cap Portfolio”).

Investment objective

Long-term growth of capital. The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Principal investment strategies

Key investments

Under normal market conditions, the Large Cap Portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations — those with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the portfolio still will be considered securities of large capitalization companies for purposes of the portfolio’s 80% investment policy. The Large Cap Growth segment seeks to invest in large-capitalization growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment managers believe to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Portfolio’s 80% investment policy is non-fundamental and may be changed by the Board of Trustees upon 60 days’ notice to shareholders of the portfolio.

Selection process

The Large Cap Portfolio’s strategy is to combine the efforts of three segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment’s managers. The target allocations are 50% to the Large Cap Growth segment and 50% to the Large Cap Value segment. The Large Cap Portfolio is coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s portfolio managers. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the Large Cap Portfolio.

In order to maintain the Large Cap Portfolio’s target allocations among the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segments, as appropriate
■	Rebalance the allocation of Value and Growth segment securities in the Large Cap Portfolio’s assets promptly to the extent the percentage of the Large Cap Portfolio’s assets

2         Legg Mason Partners Funds

invested in either the Value or Growth segment’s securities equals or exceeds 60% of the Large Cap Portfolio’s total assets

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of the Large Cap Portfolio may differ from the performance of each segment if it had been maintained as a separate portfolio.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage, or (2) selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the Large Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio managers will seek to avoid transaction costs.

Large Cap Growth segment

The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks more consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity
■	Strong financial condition
■	Experienced and effective management

Large Cap Value segment

The segment managers seek to invest in the stocks of established companies believed to be available at attractive prices. The segment managers seek stocks of companies that are experiencing positive fundamental changes that the segment managers believe are not yet reflected in the price of their stock. This investment style seeks reduced volatility as well as long-term capital growth.

Legg Mason Partners Variable Portfolios IV         3

In selecting individual companies for investment, the segment managers consider:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Portfolio

Investors could lose money on their investments in the portfolio, or the portfolio may not perform as well as other investments, if:

■	U.S. stock markets decline, or perform poorly relative to other types of investments
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large capitalization stocks fall out of favor with investors
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Portfolio performance

The bar chart and the table on the following page indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception. The table compares the average annual total return of the portfolio for the periods shown with that of the Russell 1000 Index (Russell 1000), a broad-based unmanaged capitalization weighted index of the 1000 largest companies in the Russell 3000 Index. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

4         Legg Mason Partners Funds

Total return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

Highest: 15.98% in 2nd quarter 2003; Lowest: (4.66)% in 3rd quarter 2004 [confirm]

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 1000. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year	5 Years	Since Inception	Inception Date
Large Cap Portfolio	%	N/A	%	10/1/02

Index

Russell 1000%		N/A	%	*

*	The Russell 1000 Index is a broad-based unmanaged capitalization weighted index of the 1000 largest companies in the Russell 3000 Index. Index comparison begins on October 1, 2002. It is not possible to invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.

Fee table

This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are

Legg Mason Partners Variable Portfolios IV         5

described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)
Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual Portfolio Operating Expenses

(paid by the portfolio as a % of net assets)
Management fees	0.75%

Distribution and service (12b-1) fees	0.25%

Other expenses*	%

Total annual portfolio operating expenses**	%

*	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts that were effective January 1, 2006.

**	The manager and/or distributors have agreed to waive a portion of management and/or 12b-1 fees and to reimburse certain expenses. The manager and/or distributors may change or eliminate these waivers or reimbursements at any time.

Expenses After Waivers, Reimbursements or Credits
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses*	%
Management waivers and expense reimbursements	%
Net annual portfolio operating expenses	%

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your costs may be higher or lower. The example assumes:

■	You invest $10,000 for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and reimbursements) remain the same
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.
■	Redemption of your shares at the end of the period

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Your costs would be:	$	$	$	$

6         Legg Mason Partners Funds

More on the portfolio’s investments

The section “Investments, risks and performance” describes the portfolio’s investment objective and its principal investment strategies and risks. This section provides some additional information about the portfolio’s investments and certain investment management techniques the fund may use. More information about the portfolio’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (the “SAI”). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

The Large Cap Portfolio is sometimes referred to as the “portfolio.”

Other investments

While the Large Cap Portfolio intends to be substantially invested in equity securities of large capitalization companies, the Large Cap Portfolio may invest up to 20% of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Portfolio may invest up to 10% of its assets (at the time of investment) in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. The Large Cap Portfolio’s investments in non-U.S. securities may involve greater risk than investments in securities of U.S. issuers.

Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Derivatives and hedging techniques

The portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolio’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolio’s holdings.

Legg Mason Partners Variable Portfolios IV         7

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolio less liquid and harder to value, especially in declining markets.

Defensive investing

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt security or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Potential conversion

The portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a “feeder” fund that would invest all of its assets in a “master” fund having substantially the same investment objective, policies and restrictions. At least 30 days’ written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

Portfolio holdings

A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings is available in the SAI.

The portfolio may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.

8         Legg Mason Partners Funds

Management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio as subadviser, except for the management of cash and short-term instruments, which is performed by LMPFA.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $         billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio managers

The following portfolio managers are responsible for the management of the portfolio. Each of them has been in his or her current position with the subadviser or its predecessors for at least five years.

Roger Paradiso, investment officer and managing director of ClearBridge, is the coordinating portfolio manager of the portfolio. Mr. Paradiso has been with ClearBridge or its predecessor firms since 1988. He became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997.

Kirstin Mobyed, investment officer and director of ClearBridge, is the co-coordinating portfolio manager of the portfolio. Ms. Mobyed has been with ClearBridge or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Alan J. Blake, investment officer and managing director of ClearBridge, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of All Cap Growth and Value Portfolio and Balanced All Cap Growth and Value Portfolio of the Trust, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap Portfolio and Global All Cap Growth and Value Portfolio of the Trust. Mr. Blake has been a portfolio manager with ClearBridge or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners Funds.

Legg Mason Partners Variable Portfolios IV         9

Mark McAllister, investment officer and managing director of ClearBridge and Robert Feitler, investment officer and director of ClearBridge, are the segment managers responsible for the day-to-day management of the Large Cap Value segment of the Large Cap Portfolio and Global All Cap Growth and Value Portfolio of the Trust. Mr. McAllister has been with ClearBridge or its predecessor firms since 1999. Mr. Feitler has been with ClearBridge or its predecessor firms since 1995 and both serve as portfolio managers of other Legg Mason Partners Funds.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the portfolio, and has more detailed information about the manager, the subadviser and other portfolio service providers.

LMPFA will monitor the portfolio’s investments to ensure that the portfolio complies with its investment policies. LMPFA will also monitor the portfolio to ensure that no more than 25% of the portfolio’s assets are concentrated in the securities of companies in the same industry.

Management fees

During the fiscal year ended December 31, 2006, the portfolio paid a management fee of         % of the portfolio’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the portfolio paid SBFM a management fee equal to         % of the portfolio’s average daily net assets. For the period from August 1, 2006 through December 31, 2006, the portfolio paid LMPFA a management fee equal to         % of the fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the portfolio’s management and subadvisory agreements is available in the portfolio’s annual report for the fiscal year ended December 31, 2006.

Other information

The portfolio’s Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board, the grouping of the portfolio for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type portfolios, and the adoption of a single form of organization as a Maryland business trust, with all portfolios operating under uniform charter documents. Fund shareholders have also approved investment matters, including standardized fundamental investment policies and the ability of the Portfolio to change its investment objective without shareholder approval. Proxy materials describing these matters were mailed in October, 2006. These matters generally are expected to be effectuated during the first half of 2007.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

10         Legg Mason Partners Funds

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and CGMI serve as the portfolio’s distributors.

The portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plan the portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements. The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent developments

On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the fund, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”). The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

Legg Mason Partners Variable Portfolios IV         11

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

12         Legg Mason Partners Funds

Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

■	the New York Stock Exchange (“NYSE”) is closed;
■	trading on the NYSE is restricted;
■	an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or
■	as permitted by an SEC order in extraordinary circumstances.

Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Legg Mason Partners Variable Portfolios IV         13

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause the portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds portfolio shares for a number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio

14         Legg Mason Partners Funds

has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio, or other techniques that may be adopted in the future, may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

Legg Mason Partners Variable Portfolios IV         15

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy or qualified plan (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a Policy.

The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

16         Legg Mason Partners Funds

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio accelerates the calculation of its net asset value to the actual closing time.

The Board has approved procedures to be used to value the portfolio’s securities holdings for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the manager.

The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Legg Mason Partners Variable Portfolios IV         17

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years (or since inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of the portfolio assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which have been audited by             , independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth and Value	2006	2005	2004	2003(1)	2002(1)(2)
Net Asset Value, Beginning of Period		$14.41	$13.74	$10.73	$10.00

Income From Operations:
Net investment income		0.09	0.11	0.02	0.01
Net realized and unrealized gain		0.42	0.82	3.09	0.72

Total Income From Operations		0.51	0.93	3.11	0.73

Less Distributions From:
Net investment income		(0.09)	(0.11)	(0.03)	—
Net realized gains		(0.20)	(0.15)	(0.07)	—

Total Distributions		(0.29)	(0.26)	(0.10)	—

Net Asset Value, End of Period		$14.63	$14.41	$13.74	$10.73

Total Return(3)		3.55%	6.75%	29.00%	7.30%

Net Assets, End of Period (000s)		$35,935	$27,584	$10,811	$436

Ratios to Average Net Assets:
Gross expenses		1.24%	1.36%	2.35%	119.99	%(4)
Net expenses(5)		0.99 (6)	1.00 (7)	1.00 (7)	1.00	(4)(7)
Net investment income		0.67	1.12	0.62	0.69	(4)

Portfolio Turnover Rate		33%	16%	5%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(6)	The distributor has voluntarily waived all of its fees.

(7)	The manager and distributor have voluntarily waived all or a portion of their fees.

18         Legg Mason Partners Funds

@2006 Legg Mason Investors Services, LLC Member NASD, SPIC

(Investment Company Act file no. 811-21128)

FD02964 4/07

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners Variable

Multiple Discipline Portfolio—Large Cap Growth and Value

The portfolios’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends only one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution, or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of additional information (“SAI”) The SAI provides more detailed information about the portfolio and is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge) calling 800-451-2010, or by writing to the portfolio at Legg Mason Partners Variable Portfolios IV, 125 Broad Street, New York, New York 10004.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street, N.E., Washington, D.C. 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

EXPERIENCE

PROSPECTUS

April 27, 2007

Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners Variable Portfolios IV

Variable Capital and Income Portfolio Class I Shares

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners

Variable Capital and Income Portfolio Class I Shares

Contents

Legg Mason Partners Variable Portfolios IV (the “Trust”) consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the fund will achieve its investment objective.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Investments, risks and performance	2

More on the fund’s investments in related risks	6

Management	9

Share transactions	13

Tax consequences of dividends and distributions	16

Share price	17

Financial highlights	19

Prior to April 27, 2007 the fund’s name was Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value and it followed different investment objectives and strategies. Prior to May 1, 2006, Legg Mason Partners Variable Portfolios IV was named Smith Barney Multiple Discipline Trust.

Investments, risks and performance

Investment objective

The fund seeks total return (that is, a combination of income and long-term capital appreciation). The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Principal investment strategies

Key investments

The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as “junk bonds.” Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Selection process

The portfolio managers employ fundamental research and due diligence to assess a company’s:

■	Growth potential, stock price, potential appreciation and valuation
■	Credit quality, taking into account financial condition and profitability
■	Future capital needs
■	Potential for change in bond rating and industry outlook
■	Competitive environment and management ability

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

■	The stock market declines generally, thereby reducing the value of the fund’s equity portfolio
■	Companies in which the fund invests fail to meet earnings expectations, or fall out of favor with investors, or other events depress their stock prices
■	Interest rates increase, causing the prices of fixed income securities to decline, thereby reducing the value of the fund’s fixed income portfolio
■	The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
■	The portfolio managers’ judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Below investment grade securities, which are commonly known as “junk bonds,” are speculative and their issuers may have diminished capacity to pay principal and interest.

2         Legg Mason Partners Variable Portfolios IV

These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments.

In addition to the foregoing principal risks, the fund is also subject to risks associated with investing in fixed income securities, foreign securities and derivatives. The risks are more fully described in “More on the fund’s investments.”

Fund performance

The information shown in the bar chart and the performance table below are for the Class II shares of the fund (which are offered in a separate prospectus) because no Class I shares were outstanding as of             , 2007. Class I and Class II shares are invested in the same portfolio of securities. However, the returns for Class II shares would be lower than those of Class I to the extent that Class II shares have higher expenses than Class I shares.

The bar chart indicates the risks of investing in the fund by showing changes in the fund’s Class II shares performance for each of the full calendar years since the fund’s inception. Prior to             , 2007, the fund had a different investment objective and followed different investment strategies under the name “Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value.” The table shows how average annual returns of the fund’s Class II shares for each full calendar year since the fund’s inception compare to the return of the S&P 500 Index (“S&P 500”), an unmanaged broad-based index of 500 stocks that is generally representative of the performance of larger companies in the U.S., the Russell 1000 Index (“Russell 1000”), a broad-based unmanaged capitalization-weighted index of 1000 of the largest companies of the Russell 3000 Index; the Russell 3000 Growth Index (“Russell 3000 Growth”), which measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (a price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities); the Russell 3000 Value Index (“Russell 3000 Value”), which measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values; and the Lehman Brothers Intermediate Treasury Bond Index (“Lehman Brothers”), an unmanaged index of U.S. Treasury bonds with maturities between one and ten years. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. The indices are unmanaged and are not subject to the management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Variable Capital and Income Portfolio         3

Total return

The bar chart shows the performance of the fund’s Class II shares for each of the full calendar years since its inception.

Risk return bar chart

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

Highest: 10.91% in 2nd quarter 2003; Lowest: (2.89)% in 1st quarter 2005 [CONFIRM]

Risk return table

This table assumes redemption of Class II shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the Class II shares by comparing the average annual total return for the periods shown to those of the S&P 500, Russell 1000, Russell 3000 Growth, Russell 3000 Value and Lehman Brothers indices. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year		5 Years	Since Inception		Inception Date
Class II		%	N/A		%	10/1/02

Indices***

S&P 500

Russell 1000%			N/A	%		*

Russell 3000 Growth	%		N/A	%		*

Russell 3000 Value	%		N/A	%		*

Lehman Brothers	%		N/A	%		**

*	Index comparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.

**	Index comparison begins on September 30, 2002. Index performance reflects no deduction for fees, expenses or taxes.

***	Effective , 2007, in connection with the change in the fund’s investment objective and strategies, the fund changed its benchmark to the S&P 500 from the Russell 1000, Russell 3000 Growth, Russell 3000 Value and Lehman Brothers Indices. The S&P 500 Index is a more representative benchmark for the fund’s new investment objective and strategies.

4         Legg Mason Partners Variable Portfolios IV

Fee table

This table sets forth the fees and expenses you may pay if you invest in Class I shares of the fund. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The fund’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)
Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual Fund Operating Expenses

(paid by the fund as a % of net assets)
Management fees	0.75%

Distribution and service (12b-1) fees	None

Other expenses*	%

Total annual fund operating expenses	%

Fee waiver and expense reimbursement	%

Net annual fund operating expenses**	%

*	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts that were effective January 1, 2006. “Other expenses” are estimated based on expenses for Class II shares since there are no Class I shares outstanding as of the date of this prospectus.

**	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% until May 1, 2008.

Example

This example helps you compare the cost of investing in the Class I shares with other mutual funds. This example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. Your costs may be higher or lower. The example assumes:

■	You invest $10,000 for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The fund’s operating expenses (including contractual fee waivers and expense reimbursements in effect until May 1, 2008) remain the same
■

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.

■	Redemption of your shares at the end of the period

Number of Years You Own Your Class I Shares

	1 year	3 years	5 years	10 years
Your costs would be:	$	$	$	$

Variable Capital and Income Portfolio         5

More on the Fund’s investments in related risks

Investments and Practices

The fund invests in various instruments subject to its investment policies as described in this prospectus and in the Statement of Additional Information (“SAI”). Listed below is more information on the fund’s investments, its practices and related risks. For a free copy of the SAI, see the back cover of this prospectus. The fund does not guarantee that it will reach its investment objective, and an investment in the fund may lose money.

Equities

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Equity securities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index. As a shareholder of another investment company, the fund would bear, along with other shareholders, the pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations.

Fixed income investments

Fixed income securities include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign companies; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political sub-divisions. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as

6         Legg Mason Partners Variable Portfolios IV

mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Credit quality of fixed income securities

If a security receives different ratings, the fund will treat the securities as being rated in the highest of those ratings. The fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit ratings after their purchase. The fund’s credit standards also apply to counterparties to OTC derivative contracts.

Below investment grade securities

Securities are below investment grade if:

■	They are rated, respectively, below one of the top four long-term rating categories by all the nationally recognized rating organizations that have rated the securities
■	They have received comparable short-term ratings, or
■	They are unrated securities the manager believes are of comparable quality to below investment grade securities

High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Foreign securities investments

An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets. Foreign securities may be less liquid than U.S. securities.

Derivatives and hedging techniques

Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of the fund’s securities, due to changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique
■	To enhance return

Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

Variable Capital and Income Portfolio         7

Other Risk Factors

Portfolio risk

Fund investors are subject to portfolio risk in that a strategy used, or stock selected, may fail to have the desired effect. For example, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Temporary defensive position

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking a temporary defensive position by investing all or a substantial part of its assets in debt securities, including lower-risk debt securities, and money market instruments. If the fund takes temporary defensive position, it may be unable to achieve its investment objective.

Portfolio turnover

The fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the fund’s trading costs and may have an adverse impact on the fund’s performance.

Investment policies

Unless noted as fundamental, the fund’s investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or Policy holders. A change in the fund’s investment policies may result in the fund having different investment policies from those that a policy owner selected as appropriate at the time of investment.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its investment objective.

Portfolio holdings

The fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the SAI.

8         Legg Mason Partners Variable Portfolios IV

Management

The manager and subadvisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund.

ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) provide the day-to-day portfolio management of the fund as subadvisers.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005. Western Asset, established in 1971, with offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place London, England act as investment advisers to institutional accounts, such as corporate pensions plans, mutual funds and endowment funds.

LMPFA, Clearbridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $         billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the fund’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Management fees

The fund’s manager manages the fund’s investments and oversees the fund’s operations and receives the following fee for these services:

For its services during the fiscal year ended December 31, 2006, the fund paid a management fee of     % of the fund’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the fund paid SBFM a management fee equal to     % of the fund’s average daily net assets. For the period from August 31, 2006 through December 31, 2006, the fund paid LMPFA a management fee equal to     % of the fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the fund’s investment management and subadvisory agreements is available in the fund’s annual report for the fiscal year ended December 31, 2006.

Variable Capital and Income Portfolio         9

The portfolio managers

The table below sets forth the name and business experience of the fund’s portfolio managers.

S. Kenneth Leech	Co-portfolio manager. Mr. Leech is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Stephen A. Walsh	Co-portfolio manager. Mr. Walsh is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Carl L. Eichstaedt	Co-portfolio manager. Mr. Eichstaedt is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Ronald D. Mass	Co-portfolio manager. Mr. Mass is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Mark Lindbloom	Co-portfolio manager. Mr. Lindbloom is a portfolio manager with Western Asset. Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1986.

Robert Gendelman	Co-portfolio manager. Mr. Gendelman is a portfolio manager with ClearBridge. Mr. Gendelman joined ClearBridge in 2006. Prior to this, Mr. Gendelman was employed by Cobble Creek Partners, L.P., a registered investment adviser, beginning in October 2003 and prior to that time was a portfolio manager at Neuberger and Berman for more than five years.

Messrs. Leech, Walsh, Eichstaedt, Mass and Lindbloom have been responsible for the day-to-day management of the fund’s fixed income portfolio since             , 2007. Mr. Gendelman has been responsible for the day-to-day management of the funds equity portfolio since             , 2007. The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers, and has more detailed information about the manager and the fund’s other service providers.

Transfer agent, shareholders and servicing agents

PFPC, Inc. (the “transfer agent”), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason and Citigroup Global Markets, Inc. (“CGMI”), serves as the fund’s distributors.

The fund’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also

10         Legg Mason Partners Variable Portfolios IV

make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the fund’s distributors, affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Other information

The fund’s Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board, the grouping of the fund for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and the adoption of a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders have also approved investment matters, including standardized fundamental investment policies and the ability of the fund to change its investment objective without shareholder approval. As a result, the fund changed its investment objective and policies to those disclosed in this prospectus as of                 , 2007. These matters generally are expected to be effectuated during the first half of 2007.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the fund, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Date”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Date under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Date of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that

Variable Capital and Income Portfolio         11

the affiliated transfer agent would earn a high profit for performing limited functions while First Date continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

12         Legg Mason Partners Variable Portfolios IV

Share transactions

Availability of shares

Individuals may not purchase shares directly from the fund. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the fund. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).

The fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the fund are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the fund could conflict due to differences of tax treatment and other considerations. The fund currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investment in the fund and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders. The fund reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Redemption proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The fund may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

■	the New York Stock Exchange (“NYSE”) is closed;
■	trading on the NYSE is restricted;
■

an emergency exists as a result of which disposal by the fund of securities is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of its net assets; or

■	as permitted by an SEC order in extraordinary circumstances.

Subject to applicable law, the fund may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Variable Capital and Income Portfolio         13

Frequent purchases and redemptions of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund by its portfolio managers, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the Board, on behalf of the fund, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the portfolio reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The fund’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund

14         Legg Mason Partners Variable Portfolios IV

has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective. As noted above, if the fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Variable Capital and Income Portfolio         15

Tax consequences of dividends and distributions

The fund intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

Capital gains and dividends are distributed in cash or reinvested in additional fund shares, without a sales charge. The fund expects that fund shares will be held under a variable annuity contract or variable life insurance policy or qualified plan (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a policy.

The fund is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the fund should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the fund not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the fund became adequately diversified.

16         Legg Mason Partners Variable Portfolios IV

Share price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The Board has approved procedures to be used to value the fund’s securities holdings for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the fund’s net asset value is considered a significant event, as described below, in response to which the fund may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the fund invests in securities of small capitalization companies and debt securities rated below investment grade — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by a pricing service to price foreign equity securities on days

Variable Capital and Income Portfolio         17

when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

18         Legg Mason Partners Variable Portfolios IV

Financial highlights

The financial highlights table is intended to help you understand the performance of the fund’s Class II shares for the past five years (or since inception if less than five years). The fund created Class I shares on             , 2007. Prior to that date, the fund issued one class of shares, which on or about             , 2007 were redesignated as Class II shares and are referred to in this prospectus as Class II shares. Certain information reflects financial results for a single Class II share. Total return represents the rate that a shareholder would have earned (or lost) on a Class II share of the fund assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by                 , independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Variable Capital and Income	2006	2005	2004	2003(1)		2002(1)(2)
Net asset value, beginning of period		$13.17	$12.67	$10.42		$10.00

Income from operations:
Net investment income		0.16	0.10	0.08		0.02
Net realized and unrealized gain		0.40	0.54	2.20		0.40

Total income from operations		0.56	0.64	2.28		0.42

Less distributions from:
Net investment income		(0.16)	(0.11)	(0.03)		—
Net realized gains		(0.12)	(0.03)	(0.00	)(3)	—

Total distributions		(0.28)	(0.14)	(0.03)		—

Net asset value, end of period		$13.45	$13.17	$12.67		$10.42

Total return(4)		4.25%	5.01%	21.93%		4.20%

Net assets, end of period (000s)		$216,930	$174,922	$77,788		$3,234

Ratios to average net assets:
Gross expenses		1.06%	1.08%	1.39%		23.28	%(5)
Net expenses(6)		0.96 (7)	0.97 (8)	1.00	(8)	1.00	(5)(8)
Net investment income		1.29	1.09	0.69		1.28	(5)

Portfolio turnover rate		61%	49%	39%		7%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(7)	The Distributor has voluntarily waived a portion of its fees.

(8)	The Manager and Distributor have voluntarily waived all or a portion of their fees.

Variable Capital and Income Portfolio         19

@2007 Legg Mason Investors Services, LLC Member NASD, SPIC

(Investment Company Act file no. 811-21128)

FD 02966 4/07

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners Variable

Capital and Income Portfolio

Class I Shares

Additional Information

The fund’s website does not make available its SAI and shareholder reports because the website is currently set up to make available only portfolio holdings information.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

The fund sends only one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your broker-dealer, financial intermediary, financial institution or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of additional information (“SAI”) The SAI provides more detailed information about the fund and is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting shareholder services at 800-451-2010, or by writing to the fund at Legg Mason Partners Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street, N.E., in Washington D.C. 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributors are offering to sell shares of the portfolio to any person to whom the fund may not lawfully sell its shares.

EXPERIENCE

PROSPECTUS

April 27, 2007

Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners Variable Portfolios IV

Variable Capital and Income Portfolio

Class II Shares

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners Variable Capital and Income Portfolio

Class II Shares

Contents

Legg Mason Partners Variable Portfolios IV (the “Trust”) consists of 4 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. There can be no assurance that the portfolio will achieve its investment objective.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Investments, risks and performance	2

More on the fund’s investments in related risks	6

Management	9

Share transactions	13

Tax consequences of dividends and distributions	16

Share price	17

Financial highlights	19

Prior to April 27, 2007, the fund’s name was Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value and it followed different investment objectives and strategies. Prior to May 1, 2006, Legg Mason Partners Variable Portfolios IV was named Smith Barney Multiple Discipline Trust.

Investments, risks and performance

Investment objective

The fund seeks total return (that is, a combination of income and long-term capital appreciation). The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Principal Investment Strategies

Key investments

The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as “junk bonds.” Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Selection process

The portfolio managers employ fundamental research and due diligence to assess a company’s:

■	Growth potential, stock price, potential appreciation and valuation
■	Credit quality, taking into account financial condition and profitability
■	Future capital needs
■	Potential for change in bond rating and industry outlook
■	Competitive environment and management ability

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

■	The stock market declines generally, thereby reducing the value of the fund’s equity portfolio
■	Companies in which the fund invests fail to meet earnings expectations, or fall out of favor with investors, or other events depress their stock prices
■	Interest rates increase, causing the prices of fixed income securities to decline, thereby reducing the value of the fund’s fixed income portfolio
■	The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
■	The portfolio managers’ judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Below investment grade securities, which are commonly known as “junk bonds,” are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more

2         Legg Mason Partners Variable Portfolios IV

difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments.

In addition to the foregoing principal risks, the fund is also subject to risks associated with investing in fixed income securities, foreign securities and derivatives. The risks are more fully described in “More on the fund’s investments.”

Fund performance

The bar chart indicates the risks of investing in the fund by showing changes in the fund’s Class II shares performance for each of the full calendar years since the fund’s inception. Prior to                 , 2007, the fund had a different investment objective and followed different investment strategies under the name “Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value.” The table shows how average annual returns of the fund’s Class II shares for each full calendar year since the fund’s inception compare to the return of the S&P 500 Index (“S&P 500”), an unmanaged broad-based index of 500 stocks that is generally representative of the performance of larger companies in the U.S., the Russell 1000 Index (“Russell 1000”), a broad-based unmanaged capitalization-weighted index of 1000 of the largest companies of the Russell 3000 Index; the Russell 3000 Growth Index (“Russell 3000 Growth”), which measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (a price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities); the Russell 3000 Value Index (“Russell 3000 Value”), which measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values; and the Lehman Brothers Intermediate Treasury Bond Index (“Lehman Brothers”), an unmanaged index of U.S. Treasury bonds with maturities between one and ten years. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. The indices are unmanaged and are not subject to the management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Variable Capital and Income Portfolio         3

Total return

The bar chart shows the performance of the fund’s Class II shares for each of the full calendar years since its inception.

Risk return bar chart

Highest and Lowest Quarterly Returns (for periods shown in the bar chart):

Highest: 10.91% in 2nd quarter 2003; Lowest: (2.89)% in 1st quarter 2005 [CONFIRM]

Risk return table

This table assumes redemption of Class II shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in Class II shares by comparing the average annual total return for the periods shown to those of the S & P 500 Russell 1000, Russell 3000 Growth, Russell 3000 Value and Lehman Brothers indices. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year	5 Years	Since Inception	Inception Date
Class II		N/A		10/1/02

Indices***

S&P 500

Russell 1000		N/A		*

Russell 3000 Growth		N/A		*

Russell 3000 Value		N/A		*

Lehman Brothers		N/A		**

*	Index comparison begins on October 1, 2002. Index performance reflects no deduction for fees, expenses or taxes.
**	Index comparison begins on September 30, 2002. Index performance reflects no deduction for fees, expenses or taxes.
***	Effective , 2007, in connection with the change in the fund’s investment objective and strategies, the fund changed its benchmark to the S&P 500 from the Russell 1000, Russell 3000 Growth, Russell 3000 Value and Lehman Brothers Indices. The S&P 500 Index is a more representative benchmark for the fund’s new investment objective and strategies.

4         Legg Mason Partners Variable Portfolios IV

Fee table

This table sets forth the fees and expenses you may pay if you invest in Class II shares of the fund. The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The fund’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Shareholder Fees

(paid directly from your investment)
Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual Fund Operating Expenses

(paid by the fund as a % of net assets)
Management fees	0.75%

Distribution and service (12b-1) fees	0.25%

Other expenses*

Total annual fund operating expenses

Fee waiver and expense reimbursement

Net annual fund operating expenses**

*	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts that were effective January 1, 2006.
**	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% until May 1, 2008.

Example

This example helps you compare the cost of investing in the Class II shares with other mutual funds. This example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. Your costs may be higher or lower. The example assumes:

■	You invest $10,000 for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The fund’s operating expenses (including contractual fee waivers and expense reimbursements in effect until May 1, 2008) remain the same
■

Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.

■	Redemption of your shares at the end of the period

Number of Years You Own Your Class II Shares

	1 year	3 years	5 years	10 years
Your costs would be:	$	$	$	$

Variable Capital and Income Portfolio         5

More on the fund’s investments in related risks

Investments and Practices

The fund invests in various instruments subject to its investment policies as described in this prospectus and in the Statement of Additional Information (“SAI”). Listed below is more information on the fund’s investments, its practices and related risks. For a free copy of the SAI, see the back cover of this prospectus. The fund does not guarantee that it will reach its investment objective, and an investment in the fund may lose money.

Equities

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Equity securities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index. As a shareholder of another investment company, the fund would bear, along with other shareholders, the pro rata portion of the other investment company’s expenses, including advisory fee. These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations.

Fixed Income Investments

Fixed income securities include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign companies; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political sub-divisions. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issue can prepay the principal owed on a security before its maturity.

6         Legg Mason Partners Variable Portfolios IV

Credit quality of fixed income securities

If a security receives different ratings, the fund will treat the securities as being rated in the highest of those ratings. The fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. The fund’s credit standards also apply to counterparties to OTC derivative contracts.

Below investment grade securities

Securities are below investment grade if:

■	They are rated, respectively, below one of the top four long-term rating categories by all the nationally recognized rating organizations that have rated the securities
■	They have received comparable short-term ratings, or
■	They are unrated securities the manager believes are of comparable quality to below investment grade securities

High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Foreign Securities Investments

An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets. Foreign securities may be less liquid than U.S. securities.

Derivatives and Hedging Techniques

Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of the fund’s securities, due to changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique
■	To enhance return

Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

Variable Capital and Income Portfolio         7

Other Risk Factors

Portfolio Risk

Fund investors are subject to portfolio risk in that a strategy used, or stock selected, may fail to have the desired effect. For example, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Temporary Defensive Position

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking a temporary defensive position by investing all or a substantial part of its assets in debt securities, including lower-risk debt securities, and money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Portfolio Turnover

The fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the fund’s trading costs and may have an adverse impact on the fund’s performance.

Investment Policies

Unless noted as fundamental, the fund’s investment policies may be changed by the Trust’s Board to Trustees without approval of shareholders or Policy holders. A change in the fund’s investment policies may result in the fund having different investment policies from those that a policy owner selected as appropriate at the time of investment.

Other Investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its investment objective.

Portfolio Holdings

The fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the SAI.

8         Legg Mason Partners Variable Portfolios IV

Management

The manager and subadvisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund.

ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) provide the day-to-day portfolio management of the fund as subadvisers.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005. Western Asset, established in 1971, with offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place London, England act as investment advisers to institutional accounts, such as corporate pensions plans, mutual funds and endowment funds.

LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $             billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the fund’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Management fees

The fund’s manager manages the fund’s investments and oversees the fund’s operations and receives the following fee for these services:

For its services during the fiscal year ended December 31, 2006, the fund paid a management fee of     % of the fund’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the fund paid SBFM a management fee equal to     % of the fund’s average daily net assets. For the period from August 31, 2006 through December 31, 2006, the fund paid LMPFA a management fee equal to     % of the fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the fund’s investment management and subadvisory agreements is available in the fund’s annual report for the fiscal year ended December 31, 2006.

Variable Capital and Income Portfolio         9

The portfolio manager

The table below sets forth the name and business experience of the fund’s portfolio managers.

S. Kenneth Leech	Co-portfolio manager. Mr. Leech is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Stephen A. Walsh	Co-portfolio manager. Mr. Walsh is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Carl L. Elchstaedt	Co-portfolio manager. Mr. Eichstaedt is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Ronald D. Mass	Co-portfolio manager. Mr. Mass is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for the past five years.

Mark Lindbloom	Co-portfolio manager. Mr. Lindbloom is a portfolio manager with Western Asset. Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1986.

Robert Gendelman	Co-portfolio manager. Mr. Gendelman is a portfolio manager with ClearBridge. Mr. Gendelman joined ClearBridge in 2006. Prior to this, Mr. Gendelman was employed by Cobble Creek Partners, L.P., a registered investment adviser, beginning in October 2003 and prior to that time was a portfolio manager at Neuberger and Berman for more than five years.

Messrs. Leech, Walsh, Eichstaedt, Mass and Lindbloom have been responsible for the day-to-day management of the fund’s fixed income portfolio since             , 2007. Mr. Gendelman has been responsible for the day-to-day management of the fund’s equity portfolio since             , 2007. The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers, and has more detailed information about the manager and the fund’s other service providers.

Transfer agent, shareholder and servicing agents

PFPC, Inc. (the “transfer agent”), located at P.O. Box 9699. Providence, Rhode Island 02940-9699, serves as the fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets, Inc. (“CGMI”), serves as the fund’s distributors.

Distribution plan

The fund has adopted a shareholder services and distribution plan for Class II shares. Under the plan, the Class II shares of the fund are subject to a distribution fee of 0.25% of the average daily net assets of the class. The plan allows Class II shares of the fund to bear

10         Legg Mason Partners Variable Portfolios IV

distribution fees in connection with the sale and distribution of Class II shares. It also allows the fund to pay for services to Class II shareholders. This fee is an ongoing expense and, over time, may cost you more than other types of other sales charges.

In addition, the fund’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the fund’s distributors, affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Other information

The fund’s Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board, the grouping of the fund for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and the adoption of a single form of organization as a Maryland business trusts, with all funds operating under uniform charter documents. Fund shareholders have also approved investment matters, including standardized fundamental investment policies and the ability of the fund to change its investment objective without shareholder approval. As a result, the fund changed its investment objective and policies to those disclosed in this prospectus as of             , 2007. These matters generally are expected to be effectuated during the first hall of 2007.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the fund, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order funds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order funds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of speci -

Variable Capital and Income Portfolio         11

fied amounts of asset management and investment banking fees to CAM and CGMI. The order also funds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approved of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order, if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

12         Legg Mason Partners Variable Portfolios IV

Share transactions

Availability of shares

Individuals may not purchase shares directly from the fund. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the fund. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts).

The fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the fund are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the fund could conflict due to differences of tax treatment and other considerations. The fund currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investment in the fund and shares of another fund may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders. The fund reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Redemption proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The fund may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

■	the New York Stock Exchange (“NYSE”) is closed;
■	trading on the NYSE is restricted;
■

an emergency exists as a result of which disposal by the fund of securities is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of its net assets; or

■	as permitted by an SEC order in extraordinary circumstances.

Subject to applicable law, the fund may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Variable Capital and Income Portfolio         13

Frequent purchases and redemptions of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund by its portfolio managers, increase fund transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s securities holdings. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the Board, on behalf of the fund, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The fund’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds fund shares for a number of its customers in one account. The fund’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

14         Legg Mason Partners Variable Portfolios IV

The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective. As noted above, if the fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Variable Capital and Income Portfolio         15

Tax consequences of dividends and distributions

The fund intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

Capital gains and dividends are distributed in cash or reinvested in additional fund shares, without a sales charge. The fund expects that fund shares will be held under a variable annuity contract or variable life insurance policy or qualified plan (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to a policy.

The fund is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the fund should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the fund not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the fund became adequately diversified.

16         Legg Mason Partners Variable Portfolios IV

Share price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The Board has approved procedures to be used to value the fund’s securities holdings for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the fund’s net asset value is considered a significant event, as described below, in response to which the fund may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the fund invests in securities of small capitalization companies and debt securities noted below investment grade — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by a pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a

Variable Capital and Income Portfolio         17

domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

18         Legg Mason Partners Variable Portfolios IV

Financial highlights

The financial highlights table is intended to help you understand the performance of the fund’s Class II shares for the past five years (or since inception if less than five years). Certain information reflects financial results for a single Class II share. Total return represents the rate that a shareholder would have earned (or lost) on a Class II share of the fund assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by                     , independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Variable Capital and Income	2006	2005	2004	2003(1)		2002(1)(2)
Net asset value, beginning of period		$13.17	$12.67	$10.42		$10.00

Income from operations:
Net investment income		0.16	0.10	0.08		0.02
Net realized and unrealized gain		0.40	0.54	2.20		0.40

Total income from operations		0.56	0.64	2.28		0.42

Less distributions from:
Net investment income		(0.16)	(0.11)	(0.03)		—
Net realized gains		(0.12)	(0.03)	(0.00	)(3)	—

Total distributions		(0.28)	(0.14)	(0.03)		—

Net asset value, end of period		$13.45	$13.17	$12.67		$10.42

Total return(4)		4.25%	5.01%	21.93%		4.20%

Net assets, end of period (000s)		$216,930	$174,922	$77,788		$3,234

Ratios to average net assets:
Gross expenses		1.06%	1.08%	1.39%		23.28	%(5)
Net expenses(6)		0.96 (7)	0.97 (8)	1.00	(8)	1.00	(5)(8)
Net investment income		1.29	1.09	0.69		1.28	(5)

Portfolio turnover rate		61%	49%	39%		7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(3)	Amount represents less than $0.01 per share.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.
(7)	The Distributor has voluntarily waived a portion of its fees.
(8)	The Manager and Distributor have voluntarily waived all or a portion of their fees.

Variable Capital and Income Portfolio         19

@2007 Legg Mason Investors Services, LLC Member NASD, SPIC

(Investment Company Act file no. 811-21128)

FD 02966 4/07

Legg Mason Partners Variable Portfolios IV

Legg Mason Partners Variable

Capital and Income Portfolio

Class II Shares

Additional Information The fund’s website does not make available its SAI and shareholder reports because the website is currently set up to make available only portfolio holdings information.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your broker-dealer, financial intermediary, financial institution or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of additional information (“SAI”) The SAI provides more detailed information about the fund and is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting shareholder services at 800-451-2010, or by writing to the portfolio at Legg Mason Partners Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street, N.E., Washington D.C. 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributors are offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

April 27, 2007

STATEMENT OF ADDITIONAL INFORMATION

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV

LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE

PORTFOLIO—ALL CAP GROWTH AND VALUE

LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE

PORTFOLIO—LARGE CAP GROWTH AND VALUE

LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE

PORTFOLIO—GLOBAL ALL CAP GROWTH AND VALUE

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

125 Broad Street

New York, New York 10004

(800) 451-2010

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses of Legg Mason Partners Variable Portfolios IV (the “trust”) dated May     , 2007 for Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value and Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value (collectively the “Multiple Discipline Portfolios”) and Legg Mason Partners Variable Capital and Income Portfolio (individually, a “portfolio” and collectively, the “portfolios”), as amended or supplemented from time to time (collectively, the “prospectuses”), and should be read in conjunction therewith.

The trust currently offers four investment portfolios. The prospectuses may be obtained from designated insurance companies offering separate accounts (“separate accounts”) that fund certain variable annuity and variable life insurance contracts (each, a “contract”) and qualified pension and retirement plans, or by writing or calling the trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into each prospectus in its entirety.

This SAI is only authorized for distribution when preceded or accompanied by a portfolio’s current prospectus, each dated May    , 2007.

Prior to April 30, 2007, Capital and Income Portfolio had a different investment objective and different investment policies and its name was “Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.”

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

Overall responsibility for management and supervision of the trust rests with the trust’s Board of Trustees. The Trustees approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios’ distributor, manager, subadvisers, custodian and transfer agent. The portfolios’ manager is Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”). LMPFA provides administrative and certain oversight services to the portfolios and has delegated the day-to-day operations of the portfolios to the subadvisers, ClearBridge Advisors, LLC (“ClearBridge”) (formerly known as “Citigroup Asset Management North America, LLC” or “CAM N.A.”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”), except for the Multiple Discipline Portfolios, for which LMPFA manages the cash and short-term investments.

The names of the Trustees and executive officers of the trust, together with information as to their principal business occupations during the past five years, are shown below. Shareholders of the trust have elected a new Board that is expected to take office on                     , 2007.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
NON-INTERESTED TRUSTEES

H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Trustee	Since 2002	Retired		None

Armon E. Kamesar 7328 Country Club Drive LaJolla, CA 92037 Birth Year: 1927	Trustee	Since 2002	Chairman, TEC International; Trustee, U.S. Bankruptcy Court	12	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

Stephen E. Kaufman Stephen E. Kaufman PC 227 Park Avenue, 47th Floor New York, NY 10172 Birth Year: 1932	Trustee	Since 2002	Attorney	12	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth Year: 1944	Trustee	Since 2002	President, Murphy Capital Management	36	Barclays International Funds Group Ltd. and affiliated companies; Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

R. Jay Gerken, CFA(2) Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue, 4th Floor New York, NY 10022 Year of Birth: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason & Co.; Chairman of the Board, Trustee, or Director of 169 funds associated with the Manager and its affiliates; Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co.; formerly, Chairman of Smith Barney Fund Management (“SBFM”) and Citi Fund Management (“CFM”) (2002 to 2005); Chairman, President and Chief Executive Officer of Travelers Investment Advisers Inc. (2002 to 2005)	169	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)
OFFICERS(2)

Robert J. Brault Legg Mason 125 Broad Street, 11th Floor New York, NY 10004 Year of Birth: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason & Co.; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co., Formerly, Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)		N/A

Kirstin Mobyed Legg Mason 100 First Stamford Place, 2nd Floor Stamford, CT 06902 Year of Birth: 1969	Vice President and Investment Officer	Since 2004	Portfolio Manager of ClearBridge; formerly, Portfolio Manager of Citigroup Asset Management ("CAM")		N/A

Roger Paradiso Legg Mason 100 First Stamford Place, 2nd Floor Stamford, CT 06902 Year of Birth: 1966	Vice President and Investment Officer	Since 2003	Portfolio Manager and Managing Director of ClearBridge; formerly, Portfolio Manager of CAM		N/A

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alan J. Blake Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1949	Vice President and Investment Officer	Since 2003	Portfolio Manager and Vice President of ClearBridge; formerly, Portfolio Manager of CAM		N/A

Robert Feitler, Jr Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1959	Vice President and Investment Officer	Since 2004	Portfolio Manager and Managing Director of ClearBridge; formerly Portfolio Manager of CAM		N/A

Richard A. Freeman Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1953	Vice President and Investment Officer	Since 2003	Portfolio Manager and Managing Director of ClearBridge; formerly Portfolio Manager of CAM		N/A

John Goode Legg Mason One Sansome Street, 36th Floor San Francisco, CA 94104 Birth Year: 1944	Vice President and Investment Officer	Since 2003	Portfolio Manager and Managing Director of ClearBridge; Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of ClearBridge; formerly, Portfolio Manager of CAM		N/A

Peter J. Hable Legg Mason One Sansome Street 36th Floor San Francisco CA 94104 Birth Year: 1958	Vice President and Investment Officer	Since 2003	Portfolio Manager and Managing Director of ClearBridge; President of Davis Skaggs; formerly Portfolio Manager of CAM		N/A

Mark J. McAllister Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Vice President and Investment Officer	Since 2004	Portfolio Manager and Managing Director of ClearBridge; formerly, Portfolio Manager of CAM		N/A

Jeffrey Russell, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1957	Vice President and Investment Officer	Since 2003	Portfolio Manager and Managing Director of ClearBridge; formerly, Portfolio Manager of CAM		N/A

Robert Gendelman Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1958	Vice President and Investment Officer	Since 2006	Portfolio Manager of ClearBridge; formerly, employed by Cobble Creek Partners L.P., a registered investment adviser (since 2003). Prior to 2003, Portfolio Manager at Neuberger and Berman for more than five years		N/A

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Investment Companies in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ted P. Becker Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Managing Director of Compliance at Legg Mason & Co. (2005-present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; formerly, Managing Director of Compliance at CAM (2002-2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.		N/A

John Chiota Legg Mason 100 First Stamford Place, 5th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering (“AML”) Compliance Officer	Since 2006	Vice President of Legg Mason & Co. or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006); prior to August 2004, Chief AML Compliance Officer of TD Waterhouse		N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Year of Birth: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. and its predecessors (since 2000); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003): formerly, Secretary of CFM (from 2001 to 2004)		N/A

(1)	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
(2)	Mr. Gerken and each officer of the trust are “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because of their positions with the Manager and/or certain of its affiliates.

As of December 31, 2006, the Trustees of the trust beneficially owned equity securities of the portfolios within the dollar ranges presented in the table below:

Name of Trustee	Dollar Range(1) of Equity Securities in All Cap Growth and Value	Dollar Range(1) of Equity Securities in Large Cap Growth and Value	Dollar Range(1) of Equity Securities in Global All Cap Growth and Value	Dollar Range(1) of Equity Securities in Capital and Income Portfolio	Aggregate Dollar Range(1) of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
H. John Ellis
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy
R. Jay Gerken

(1)	A. None; B. $1 – $10,000, C. $10,001 – $50,000; D. $50,001 – $100,000; E. over $100,000

As of December 31, 2006, none of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the trust (“Independent Trustees”), or his or her immediate family members, owned beneficially, or of record, any securities in the Manager, subadvisers or distributor of the trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, subadvisers or distributor of the trust.

The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the trust, namely Messrs. Ellis, Kaufman, Kamesar and Murphy.

In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the trust. The Audit Committee oversees the scope of each portfolio’s audit, each portfolio’s accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees of the trust for their ratification, the selection, appointment, retention or termination of the trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each portfolio by the independent registered public accounting firm and all permissible non-audit services provided by the trust’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the portfolio’s operations and financial reporting. During the most recent fiscal year, the Audit Committee met                             .

The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by each portfolio’s shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust’s Secretary. During the most recent fiscal year, the Nominating Committee met                             .

The following table shows the compensation paid by the trust and other Legg Mason mutual funds to each Trustee during the trust’s last fiscal year and the total compensation paid by the Legg Mason Mutual Fund Complex for the calendar year ended December 31, 2006. None of the officers of the trust received any compensation from the trust for such period. Officers and interested Trustees of the trust are compensated by the Manager or its affiliates.

Name of Person	All Cap Growth and Value	Capital and Income Portfolio	Global All Cap Growth and Value	Large Cap Growth and Value	Aggregate Compensation from Trust	Compensation from Trust and Fund Complex paid to Trustees	Number of Portfolios for which Trustee Serves within Fund Complex
Walter E. Auch***
H. John Ellis*
Armon E. Kamesar*
Stephen E. Kaufman*
John J. Murphy*
R. Jay Gerken**

*	Designates member of Audit Committee.
**	Designates an “interested” Trustee.
***	Mr. Auch became a Trustee Emeritus as of December 31, 2006.

In addition to the amounts set forth above, Messrs. Auch, Ellis, Kamesar, Kaufman and Murphy received $            , $            , $            , $             and $            , respectively, during the calendar year ended December 31, 2006 for service as Trustees in attending additional meetings relating to the approval of policies and procedures under Rule 38a-1, certain other regulatory issues and the consideration of new custody, transfer agency and accounting arrangements for the trust. Those amounts were borne by the Manager and/or the distributors and not the trust.

Until its termination as described below, an emeritus plan is available to Trustees. Under the plan, each Trustee is required to change to emeritus status upon attainment of age 80. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus are permitted to attend meetings, but have no voting rights. Of the $             of total compensation paid to Mr. Auch, he received $             for his service as an Emeritus Trustee. During the portfolios’ last fiscal year, aggregate compensation paid to Trustees Emeritus was $        . The Board of Trustees has voted to terminate the emeritus plan effective January 1, 2007, and to adopt the Emeritus Retirement Plan (the “Emeritus Retirement Plan”) for the purpose of providing the payments described below to emeritus and retiring Trustees.

On June 12, 2006, the Board of Trustees voted to establish a mandatory retirement age of 75 for current Trustees and 72 for future Trustees who do not currently oversee another fund within the Legg Mason Partners fund complex. Messrs. Ellis, Kamesar and Kaufman, current Trustees who have attained age 75 prior to January 1, 2007, will retire on the date on which Trustees elected in accordance with the joint proxy statement (filed on behalf of the portfolios in the third quarter of 2006) accept their elections and commence service as Trustees. Mr. Auch retired as of December 31, 2006.

Each current emeritus and retiring Trustee will be entitled to receive under the Emeritus Retirement Plan an aggregate benefit generally equal to the compensation the Trustee would have received under the emeritus plan, discussed above, had the plan remained in effect. This benefit will be paid in quarterly installments unless a Trustee elects to receive a lump sum payment calculated on a net present value basis. The aggregate benefit (calculated on a net present value basis) to which each emeritus or retiring Trustee is entitled under the Emeritus Retirement Plan is set forth below.

Emeritus/Retiring Trustee	Aggregate Benefit (Net Present Value) ($)
Walter E. Auch	138,531
John Ellis	138,531
Armon E. Kamesar	138,531
Stephen E. Kaufman	138,531

Each portfolio overseen by an emeritus or retiring Trustee will pay a pro rata share (based upon asset size) of the aggregate benefit to such emeritus or retiring Trustee. Legg Mason or its affiliates will reimburse each portfolio an amount equal to 50% of the emeritus and retiring Trustee benefits paid by the portfolio.

As of                     , 2007, the trust’s Trustees and officers, as a group, owned less than 1% of the outstanding shares of any of the trust’s portfolios.

To the knowledge of the trust as of                     , 2007, the following shareholders or “groups” (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934) owned beneficially or of record 5% or more of the shares in each portfolio as indicated herein:

Portfolio/Shareholder*	Shares Held
All Cap Growth and Value:

Large Cap Growth and Value:

Global All Cap Growth and Value:

Capital and Income Portfolio:

*	The management of the trust believes that these shareholders are not beneficial owners of shares held of record by them.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES FOR MULTIPLE DISCIPLINE PORTFOLIOS

The trust is an open-end, diversified management investment company. Each prospectus discusses the investment objectives of a portfolio. In pursuing their investment objectives and policies, each portfolio is permitted to engage in a wide range of investment policies. This section contains supplemental information concerning the types of securities and other instruments in which the Multiple Discipline Portfolios may invest, the investment policies and portfolio strategies the Multiple Discipline Portfolios may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Multiple Discipline Portfolios will be achieved.

In this section, the Multiple Discipline Portfolios are referred to as the “portfolios”.

Equity Securities

Common Stocks.    The portfolios invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock.    The portfolios may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Investments.    The portfolios may invest in securities of non-U.S. issuers. Foreign investments are limited to American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the portfolios may be investing in securities denominated in currencies other than the U.S. dollar, the portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a portfolio’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the portfolio.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

American Depositary Receipts.    The portfolios may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in U.S. securities markets.

Warrants.    Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a portfolio in units or attached to securities may be deemed to be without value.

Fixed-income Securities

General.    Fixed-income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the portfolios. The market value of the fixed-income obligations in which the portfolios may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

The portfolios may invest in high-quality, high-grade or investment grade securities or unrated securities deemed to be of equivalent quality by SBFM. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Moody's considers securities rated Baa to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities. A description of Moody's and S&P's ratings is contained in Appendix A.

Convertible Securities.    Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Money Market Instruments.    Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

U.S. Government Securities.    U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio will invest in obligations issued by such an instrumentality only if the subadviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio.

Mortgage-related Securities.    The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. FHLMC is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the secretary of Housing and Urban Development. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the portfolios, consistent with their investment objective and policies, may consider making investments in such new types of securities.

Bank Obligations.    Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each held by the portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

Commercial Paper.    Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria.    In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the portfolios as initial criteria for the selection of portfolio securities, but the portfolios also will rely upon the independent advice of the subadviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a portfolio, but the subadviser will consider such events in its determination of whether the portfolio should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Investment Practices For Multiple Discipline Portfolios

In attempting to achieve its investment objective, a portfolio may employ, among others, the following portfolio strategies.

Repurchase Agreements.    The portfolios may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the portfolios, along with other affiliated entities managed by the Manager or subadvisers, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are held as collateral for repurchase agreements are financial assets subject to the portfolio's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

When-issued Securities and Delayed-delivery Transactions.    To secure an advantageous price or yield, the portfolios may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a portfolio prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a portfolio will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by a portfolio of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the portfolio consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the portfolio involved. On the settlement date, a portfolio will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the portfolio's payment obligations).

Lending of Portfolio Securities.    The portfolios have the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with a portfolio, Legg Mason, of which the Manager is a wholly-owned subsidiary, or Citigroup Global Markets Inc. ("CGMI"), one of the portfolios' co-distributors, and is acting as a "finder."

By lending its securities, a portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A portfolio will comply with the following conditions whenever its portfolio securities are loaned: (a) the portfolio must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the portfolio must be able to terminate the loan at any time; (d) the portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager or subadvisers to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

Short Sales.    The portfolios may from time to time sell securities short. A short sale is a transaction in which the portfolio sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

When a portfolio makes a short sale, the proceeds it receives from the sale are retained by a broker until the portfolio replaces the borrowed securities. To deliver the securities to the buyer, the portfolio must arrange through a broker to borrow the securities and, in so doing, the portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the portfolio will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Short Sales Against the Box.    The portfolios may enter into a short sale of common stock such that when the short position is open the portfolio involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the portfolio delivers the convertible securities to close out its short position. Although prior to delivery a portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The portfolio will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted Securities.    The portfolios may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements.    The portfolios may enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a portfolio sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the portfolio would not be entitled to principal and interest paid on the securities sold by the portfolio. The portfolio, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a portfolio for the purpose of calculating the portfolio's indebtedness and will have the effect of leveraging the portfolio's assets. The segregated assets will be marked to market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price. A portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Leveraging.    The portfolios may from time to time leverage their investments by purchasing securities with borrowed money, although no portfolio has any current intention to borrow money for this purpose in excess of 5% of a portfolio's assets and, if a portfolio proposes to engage in borrowing transactions in excess of 5% of its assets, it will provide at least 60 days' notice before implementing such a program. A portfolio is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the portfolio's asset coverage drops below 300%, the portfolio must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the portfolio's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the portfolio's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a portfolio's net investment income in any given period.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES FOR CAPITAL AND INCOME PORTFOLIO

Investment Objective

Capital Income Portfolio (referred to in this section as the “portfolio”) seeks total return (that is, a combination of income and long-term capital appreciation). The investment objective of the portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of shareholders or Policy holders.

Key Investments

The portfolio invests in equity and fixed income securities of both U.S. and foreign issuers. The portfolio seeks to generate income and appreciation by allocating portfolio assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the portfolio will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as “junk bonds.” Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the portfolio seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The portfolio may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Additional Information

The portfolio’s principal investment strategies are described above. The following provides additional information on these principal strategies and describes other investment strategies that may be used by the portfolio.

The portfolio’s investments in equity securities may include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests, equity-linked debt securities, depository receipts, real estate investment trusts and other equity participations. The portfolio may lend portfolio securities.

The portfolio’s investments in fixed income securities may include bonds, notes (including structured notes), mortgage-related and asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The price of fixed income securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. The portfolio may invest up to 10% of its total assets in corporate loans.

Because the portfolio may invest in securities of foreign issuers, the portfolio carries additional risks. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses.

Supplemental information is set out below concerning the types of securities and other instruments in which Capital and Income Portfolio may invest, the investment policies and strategies that the portfolio may utilize and certain risks attendant to those investments, policies and strategies.

Equity Securities.    Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company in excess of the amount owed to creditors or preferred stockholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stocks are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities. Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company’s creditors in the event of a bankruptcy, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier than fixed income securities.

Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securites. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price.

When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock.

The portfolio may invest in synthetic convertible securities. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Unlike a convertible security, which is a single security, a synthetic convertible security is comprised of distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are typically created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities may be listed on a securities exchange or on Nasdaq or may be privately traded. The components of a synthetic convertible security generally are not offered as a unit and may be purchased and sold by the Fund at different times.

Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right can only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles, which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Other Investment Companies.    Under the 1940 Act, the portfolio may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the portfolio’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the portfolio, or (iii) more than 5% of the portfolio’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

Securities of other investment companies include shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“exchange traded funds”).

The portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.

Short Sales.    If the portfolio anticipates that the price of a company’s stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The portfolio may realize a profit or loss depending on whether the market price of a security decreases or increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever the portfolio sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the portfolio may purchase call options to buy securities sold short by the portfolio. Such options would lock in a future price and protect the portfolio in case of an unanticipated increase in the price of a security sold short by the portfolio.

Short Sales “Against the Box.”    In a short sale, the portfolio borrows from a broker or bank securities identical to those being sold and delivers the borrowed securities to the buying party. The portfolio is said to have a short position in the securities sold until it replaces the borrowed securities, at which time it receives the proceeds of the sale. A short sale is “against the box” if the portfolio owns or has the right to acquire at no added cost securities identical to those sold short.

Investing in Small and Medium Capitalization Companies.    Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology; and be more dependent upon key members of management. The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events, have less active trading markets and be harder to sell at the time and prices that an adviser considers appropriate.

Fixed Income Securities.    The market value of the obligations held by the portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the portfolio’s yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the portfolio’s yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the portfolio’s current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

The portfolio may invest in U.S. Government securities, corporate bonds, debentures, non-convertible fixed income preferred stocks, mortgage related securities, asset-backed securities (“ABS”), Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds.

Debt Securities Rating Criteria.    Investment grade debt securities are those rated “BBB” or higher by the S&P, the equivalent rating of other NRSROs or determined to be of equivalent credit quality by an adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by S&P or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the portfolio’s net asset value to the extent it invests in such securities. In addition, the portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on their portfolio holdings. The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the portfolio’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the portfolio’s net asset value. Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the portfolios may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers.

However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The sub-advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments. The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.

Ratings as Investment Criteria.    In general, the ratings of an NRSRO such as Moody’s and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the portfolio as initial criteria for the selection of portfolio securities, but the portfolio also will rely upon the independent advice of its sub-advisers to evaluate potential investments. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends.

Subsequent to its purchase by the portfolio, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. Neither event will require the sale of the debt obligation by the portfolio, but the portfolio’s sub-advisers will consider the event in their determination of whether the portfolio should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of an NRSRO, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Bank Obligations.    U.S. commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each bank held by the portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of government regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to being general obligations of the issuing branch, or may be limited by the terms of specific obligations and by governmental regulation as well as governmental action in the country in which the foreign bank is headquartered. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to (a) pledge to the regulator an amount of its assets equal to 5% of its total liabilities by depositing assets with a designated bank within the state and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of U.S. banks, by U.S. branches of foreign banks or by foreign branches of foreign banks, the portfolio’s sub-advisers will carefully evaluate such investments on a case-by-case basis.

Money Market Instruments.    The portfolio may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include: U.S. government CDs, TDs and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. CDs are short-term, negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. The portfolio may invest in cash and in short-term instruments, and it may hold cash and short-term instruments without limitation when the sub-advisers determine that it is appropriate to maintain a temporary defensive posture. Short-term instruments in which the portfolio may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities (including repurchase agreements with respect to such securities); (b) bank obligations (including CDs, TDs and bankers’ acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); (c) floating rate securities and other instruments denominated in U.S. dollars issued by international development agencies, banks and other financial institutions, governments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Economic Cooperation and Development; and (d) commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.

Repurchase Agreements.    The portfolio may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities (“repurchase agreements”). The portfolio would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities that are on the Federal Reserve Bank of New York’s list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the sub-advisers. The sub-advisers will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the sub-advisers will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The sub-advisers will mark-to-market daily the value of the securities.

Pursuant to an exemptive order issued by the SEC, the portfolio, along with other affiliated entities managed by the Manager or sub-advisers, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Mortgage-Backed Securities.    The portfolio may invest in mortgage related securities. The average maturity of pass-through pools of mortgage backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-backed securities may be classified as private, governmental or government related, depending on the issuer or guarantor. Private mortgage backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage backed securities are backed by the full faith and credit of the United States. Government National Mortgage Association (“GNMA”), the principal U.S. guarantor of such securities, is a wholly owned corporation within the Department of Housing and Urban Development. Government related mortgage backed securities are not backed by the full faith and credit of the United States. Issuers of theses securities include the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

The portfolio expects that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, the portfolio, consistent with its investment objectives and policies, will consider making investments in those new types of securities. The portfolio may invest in government stripped mortgage related securities, collateralized mortgage obligations (“CMOs”) collateralized by mortgage loans or mortgage pass-through certificates and zero coupon securities, which, because of changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that currently pay interest. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the portfolio invests, the investment may be subject to a greater of lesser risk of prepayment than other types of mortgage related securities. The portfolio may also invest in pass-through securities backed by adjustable rate mortgages that have been introduced by GNMA, FNMA and FHLMC. These securities bear interest at a rate that is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed rate mortgages. The portfolio will purchase only mortgage related securities issued by persons that are governmental agencies or instrumentalities or fall outside, or are excluded from, the definition of investment company under the 1940 Act.

Asset-Backed Securities.    The portfolio may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments, which generally consist of both interest, and principal payments.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

Mortgage Dollar Roll Transactions.    In a mortgage dollar roll transaction, the portfolio sells a mortgage related security to a financial institution, such as a bank or a broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, is intended to generate income for the portfolio exceeding the yield on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. At the time the portfolio enters into a mortgage dollar roll transaction, it will place in a segregated custodial account liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that the equivalent value is maintained. Mortgage dollar roll transactions are considered to be borrowings by the portfolio.

High Yield Securities.    High yield securities are medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the sub-advisers, in evaluating the creditworthiness of an issue, whether rated or unrated, take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, and the ability of the issuer’s management and regulatory matters. In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited that those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the portfolio to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the portfolio to purchase and may also have the effect of limiting the ability of the portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by the portfolio may decline more than a portfolio consisting of higher rated securities. If the portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the portfolio to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by the portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. Neither event will require sale of these securities by the portfolio, but the sub-advisers will consider the event in determining whether the portfolio should continue to hold the security.

Non-Publicly Traded Securities.    Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the portfolio. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

Supranational Entities.    Debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.

ADRs, EDRs and GDRs.    American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The portfolio may invest in ADRs through both sponsored and unsponsored arrangements.

Eurodollar Instruments and Yankee Bonds.    Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.

Foreign Securities.

Risks of Non-U.S. Investments.    To the extent the portfolio invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the portfolio’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Unanticipated political or social developments may affect the values of the portfolio’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Foreign Securities Markets and Regulations.    There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the portfolio’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, Political and Social Factors.    Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries, and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the portfolio could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the portfolio’s investment in those markets and may increase the expenses of the portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the portfolio’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Currency Risks.    The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The portfolio’s investment performance may be negatively affected by a devaluation of a currency in which the portfolio’s investments are quoted or denominated. Further, the portfolio’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian Services and Related Investment Costs.    Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the portfolio to make intended securities purchases because of settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the portfolio because of a subsequent decline in value of the portfolio security or could result in possible liability to the portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

Withholding and Other Taxes.    The portfolio may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to a Fund’s investments in such countries. These taxes will reduce the return achieved by the portfolio. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

U.S. Government Securities.    The U.S. government securities in which the portfolio may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia

Armory Board, Student Loan Marketing Association, Resolution Fund Corporation and various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid. U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The portfolio accrues income on these investments for tax and accounting purposes that are distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the portfolio’s distribution obligations, in which case the portfolio will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

When-Issued and Delayed Delivery Securities.    The portfolio may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the portfolio prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

Borrowing.    Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the portfolio’s shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of the portfolio’s shares will decrease faster than otherwise would be the case.

Lending Portfolio Securities.    Consistent with applicable regulatory requirements, the portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Cash, letters of credit or U.S. government securities will collateralize the portfolio’s loan of securities. The portfolio will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, the portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the portfolio and is acting as a “finder.” The portfolio will comply with the following conditions whenever it loans securities: (i) the portfolio must receive at least

102% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the portfolio must be able to terminate the loan at any time; (iv) the portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. From time to time, the portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the portfolio, LMIS or CGMI, the portfolio’s co-distributors, and are acting as “finders,” a part of the interest earned from the investment of collateral received for securities loaned.

Generally, the borrower will be required to make payments to the portfolio in lieu of any dividends the portfolio would have otherwise received had it not loaned the shares to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of the portfolio’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).

Illiquid Securities.    Securities that cannot be resold at their approximate carrying value within seven days are considered to be illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid. Securities subject to restrictions on resale under the 1933 Act are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the sub-advisers. The sub-advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the portfolio. The Board monitors the sub-advisers’ application of these guidelines and procedures. The inability of the portfolio to dispose of illiquid investments readily or at reasonable prices could impair the portfolio’s ability to raise cash for redemptions or other purposes.

Corporate Loans.    Corporate loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors. The portfolio may acquire an interest in corporate loans through the primary market by acting as one of a group of lenders of a corporate loan. The primary risk in an investment in corporate loans is that the borrower may be unable to meet its interest and/or principal payment obligations. The occurrence of such default with regard to a corporate loan in which the portfolio had invested would have an adverse effect on the portfolio’s net asset value. Corporate loans in which the portfolio may invest may be collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in corporate loans which hold a more senior position in the borrower’s capital structure or are secured with collateral.

The portfolio may also acquire an interest in corporate loans by purchasing both participations (“Participations”) in and assignments (“Assignments”) of portions of corporate loans from third parties. By purchasing a Participation, the portfolio acquires some or all of the interest of a bank or other leading institution in a loan to a corporate borrower. Participations typically will result in the portfolio having a contractual relationship only with the lender and not the borrower. The portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set off against the borrower, and the portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The portfolio will acquire Participations only if the lender interpositioned between the portfolio and the borrower is determined by the sub-adviser to be creditworthy. When the portfolio purchases Assignments from lenders, the portfolio will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigned lender.

In addition, the portfolio may have difficulty disposing of its investments in corporate loans. The liquidity of such securities is limited and the portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the portfolio’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for corporate loans also may make it more difficult for the portfolio to assign a value to those securities for purposes of valuing the portfolio’s investments and calculating its net asset value. The portfolio’s policy limiting its illiquid securities will be applicable to investments in corporate loans.

Leverage.    If the portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but will impair its performance if they are less than such borrowing costs. This speculative factor is known as “leverage.” Leverage creates an opportunity for increased returns to shareholders of the portfolio but, at the same time, creates special risks. For example, leverage may exaggerate changes in the net asset value of the portfolio’s shares. Although the principal or stated value of such borrowings will be fixed, the portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the portfolio will have to pay in respect thereof, the portfolio’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required fluids. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

Securities of Unseasoned Issuers.     The portfolio may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.

Temporary Investments.     For temporary defensive purposes, during periods when the sub-advisers of the portfolio believe that pursuing the portfolio’s basic investment strategy may be inconsistent with the best interests of its shareholders, the portfolio may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD’s and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The portfolio’s U.S. dollar-denominated temporary investments are managed by the sub-advisers. The portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The portfolio’s investment in any other short-term debt instruments would be subject to the portfolio’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled “Money Market Instruments” above.

For the same purposes, the portfolio may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least “AA” by an NRSRO, or if unrated, are determined by the adviser to be of equivalent quality. The portfolio may also invest in obligations of foreign banks, but will limit its investments in such obligations to U.S. dollar-denominated obligations of foreign banks which at the time of investment (i) have assets with a value of more than $10 billion; (ii) are among the 75 largest foreign banks in the world, based on the amount of assets; (iii) have branches in the United States; and (iv) are of comparable quality to obligations issued by United States banks in which the portfolio may invest in the opinion of the portfolio’s sub-advisers.

DERIVATIVE TRANSACTIONS—ALL PORTFOLIOS

Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the subadviser applies a hedge at an inopportune time or judges market conditions incorrectly, options and futures strategies may lower the portfolio's return. Further losses could also be experienced if the options and futures positions held by a portfolio were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

The portfolios may enter into stock index, interest rate and currency futures contracts (or options thereon and swaps, caps, collars and floors. The portfolios may also purchase and sell call and put options, futures and options contracts.

The Commodity Futures Trading Commission (the "CFTC") has eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the portfolios are not restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The portfolios, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a portfolio's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the portfolio's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

Options on Securities.    The portfolios may engage in transactions in options on securities, which, depending on the portfolio, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The portfolios, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A portfolio with option-writing authority may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the subadvisers expect that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of a portfolio as the writer of an option continues, the portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the portfolio effects a closing purchase transaction. A portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

The portfolios may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The portfolios with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

A portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a portfolio has purchased an option and engages in a closing sale transaction, whether the portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the portfolio initially paid for the original option plus the related transaction costs.

Although a portfolio generally will purchase or write only those options for which the subadvisers believe there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect a closing transaction in a particular option. If as a covered call option writer a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the portfolio and other clients of the subadvisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by a portfolio that are deemed covered by virtue of the portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the portfolio has written options may exceed the time within which the portfolio must make delivery in accordance with an exercise notice. In these instances, a portfolio may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the portfolio will not bear any market risk because the portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which a portfolio may write covered call options. If a portfolio writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options.    The portfolios may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the Amex Oil Index or the Amex Computer Technology Index.

Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Whether a portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a portfolio of options on stock indexes will be subject to the manager's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

A portfolio will engage in stock index options transactions only when determined by the subadvisers to be consistent with the portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a portfolio writes an option on a stock index, the portfolio will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions.     The portfolios may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A portfolio that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A portfolio may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

A portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a portfolio may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a portfolio may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the portfolio generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A portfolio may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that the portfolios may utilize forward currency contracts denominated in the euro to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the portfolio cash or readily marketable securities in an amount equal to the value of the portfolio's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant portfolio will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a portfolio's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options.    The portfolios may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

A portfolio may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a portfolio's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts.    The purpose of the acquisition or sale of a futures contract by a portfolio is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a portfolio, an increase in the value of the futures contracts could only mitigate—but not totally offset—the decline in the value of the portfolio.

The portfolios may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the portfolio and not for purposes of speculation. The ability of the portfolios to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

No consideration is paid or received by a portfolio upon entering into a futures contract. Initially, a portfolio will be required to deposit with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a portfolio may elect to close the position by taking an opposite position, which will operate to terminate the portfolio's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a portfolio is subject to the ability of the subadvisers to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and bow to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If a portfolio has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the portfolio has anticipated, the portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the portfolio had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

Options on Futures Contracts.    An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a portfolio investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by the manager as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Swap Agreements.    Among the hedging transactions into which the portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor. A swaption is an option to buy or sell a swap position.

The portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a portfolio is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the subadvisers and the portfolio believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with State Street Bank and Trust Company, the portfolios' custodian. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking portfolios acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

ADDITIONAL RISK FACTORS—ALL PORTFOLIOS

Securities of Unseasoned Issuers.    Certain portfolio securities in which the portfolios may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Mortgage-Related Securities.    To the extent a portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid. The portfolio's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Non-Publicly Traded and Illiquid Securities.    The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, a portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the subadviser believes it desirable to do so. Investments by a portfolio in illiquid securities are subject to the risk that should the portfolio desire to sell any of these securities when a ready buyer is not available at a price that the subadviser deems representative of its value, the value of the portfolio's net assets could be adversely affected.

Short Sales.    Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Repurchase Agreements.    Repurchase agreements, as utilized by a portfolio, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements.    The portfolios may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a portfolio's obligation to repurchase the securities and the portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Lending of Portfolio Securities.    The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager or subadvisers to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

When-Issued Securities and Delayed-Delivery Transactions.    The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Leverage.    The portfolios may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of a portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a portfolio's shares and in a portfolio's yield, Although the principal or stated value of such borrowings will be fixed, the portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed portfolios exceeds the interest or dividends the portfolio will have to pay in respect thereof, the portfolio’s net income or other gain will be greater than if leverage had not been used.

Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required portfolios. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

Indexed Securities.    The portfolios may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Forward Roll Transactions.    Forward roll transactions involve the risk that the market value of the securities sold by a portfolio may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a portfolio. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide a portfolio with the opportunity for higher income, this leveraging practice will increase a portfolio’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a portfolio’s net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a portfolio's net asset value per share to decrease faster than would otherwise be the case.

Swap Agreements.    As one way of managing their exposure to different types of investments, the portfolios may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a portfolio’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Floating and Variable Rate Income Securities.    Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind Securities.    Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities.    Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by a portfolio at a premium are called or sold prior to maturity, the portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the portfolio will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds.    Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

Master/Feeder Fund Structure.    The Board of Trustees has the discretion to retain the current distribution arrangement for the portfolios while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

DISCLOSURE OF PORTFOLIO HOLDINGS

The portfolios have adopted policies and procedures developed by LMPFA with respect to the disclosure of portfolio securities and any ongoing arrangements to make available information about the portfolios’ securities. The policy requires that consideration always be given as to whether disclosure of information about the portfolios’ holdings is in the best interests of the portfolios’ shareholders and that any conflicts of interest between the interests of the portfolios’ shareholders and those of LMPFA, the portfolios’ subadvisers, the portfolios’ distributors or their affiliates be addressed in a manner that places the interests of shareholders first. The policy provides that information regarding a portfolio’s holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policies and procedures.

LMPFA’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.

Under the policy, the portfolio’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar quarter-end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to Legg Mason or the portfolio’s Internet site that is accessible by the public, or through public release by a third party vendor.

The policy permit the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1. A portfolio’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A portfolio’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. A portfolio’s sector weightings, performance attribution (e.g. analysis of the portfolio’s out- performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policies’ general principles.

6. A portfolio’s holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policies and procedures, if information about a portfolio’s holdings is released pursuant to an ongoing arrangement with any party, the portfolio must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality to the portfolio, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing non-public information with an unauthorized source or trading upon any non-public information provided. Neither the portfolio, Legg Mason nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a portfolio’s securities will be reviewed at least annually by the trust’s Board.

The approval of the trust’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported to the trust’s Board at its next regularly scheduled meeting.

Currently, the portfolios disclose their complete portfolio holdings approximately 25 days after calendar Quarter-end on their website, www.leggmason.com/InvestorServices.

Set forth below is a list, as of [                    ], of those parties with whom LMPFA, on behalf of the portfolios, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policies and procedures, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Co. (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after quarter end
Lipper	Quarterly	25 Days after quarter end
S&P	Quarterly	25 Days after quarter end
Morningstar	Quarterly	25 Days after quarter end
Vestek	Daily	None
Factset	Daily	None

Portfolio holdings information may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None
Frank Russell	Monthly	1 day
Callan	Quarterly	25 days after quarter end
Mercer	Quarterly	25 days after quarter end
EVestment Alliance	Quarterly	25 days after quarter end
CRA RogersCasey	Quarterly	25 days after quarter end
Cambridge Associates	Quarterly	25 days after quarter end
Marco Consulting	Quarterly	25 days after quarter end
Wilshire	Quarterly	25 days after quarter end
Informa Investment Services (Efron)	Quarterly	25 days after quarter end
CheckFree (Mobius)	Quarterly	25 days after quarter end
Nelsons Information	Quarterly	25 days after quarter end
Investors Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly	Sent 1-3 business days following the end of a quarter
Elkins/McSherry	Quarterly (calendar)	Sent the first business day following the end of a quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 business days following month end
Fitch	Monthly	Sent 6-8 business days following month end
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 days after quarter end
Evaluation Associates	Quarterly	25 days after quarter end
Watson Wyatt	Quarterly	25 days after quarter end
Moody’s	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day
Bank of New York	Daily	None [CONFIRM]

INVESTMENT RESTRICTIONS

The trust has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

Fundamental Investment Restrictions

The investment policies adopted by the trust prohibit a portfolio from:

1. Borrowing money in excess of that permitted by the 1940 Act. Specifically, (a) the portfolio may borrow from banks to leverage its assets or to meet redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

2. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio’s investment objective and policies); or (d) investing in real estate investment trust securities.

5. Issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6. Purchasing any securities which would cause 25% or more of the value of the portfolio’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

Non-Fundamental Investment Restrictions

The portfolios have also adopted certain non-fundamental investment restrictions that may be changed by the portfolios’ Board of Trustees at any time without shareholder approval. Accordingly, the portfolios are prohibited from:

1.  Purchasing securities on margin.

2.  Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3 % of the value of a portfolio’s total assets.

3.  Investing in oil, gas or other mineral exploration or development programs.

4.  Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

5.  Making investments for the purpose of exercising control or management.

Proposed Fundamental Investment Restrictions

Shareholders of the trust have approved the adoption of revised fundamental investment restrictions as follows:

1. The portfolio may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2. The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3. The portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4. The portfolio may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. The portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6. The portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7. Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, (except that the portfolio may invest without limit in obligations issued by banks).

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose, and to borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the portfolio to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the 1940 Act restrictions.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a portfolio from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a portfolio to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the portfolio’s underwriting commitments, when added to the value of the portfolio’s investments in issuers where the portfolio owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a portfolio from making loans; however, SEC staff interpretations currently prohibit portfolios from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.)

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as portfolio obligations that have a priority over the portfolio’s shares with respect to the payment of dividends or the distribution of portfolio assets. The 1940 Act prohibits a portfolio from issuing senior securities except that the portfolio may borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose. A portfolio also may borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a portfolio from owning real estate; however, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a portfolio’s purchases of illiquid securities to 15% of net assets.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a portfolio from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a portfolio’s purchases of illiquid securities to 15% of net assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a portfolio’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.

PORTFOLIO TURNOVER

Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A Multiple Discipline Portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying segments in response to market conditions, and (c) maintain or modify the allocation of its assets among different segments within the percentage limits described in the prospectuses. For Capital and Income Portfolio, portfolio turnover will not be a limiting factor should the subadvisers deem it advisable to purchase or sell securities. The portfolio turnover rates for each portfolio are included in the financial highlights tables in the prospectuses. In 2005 and 2006, the portfolio turnover was:

Portfolio	Turnover
	2005	2006
All Cap Growth and Value	22%
Large Cap Growth and Value	33%
Global All Cap Growth and Value	18%
Capital and Income Portfolio	61%

PURCHASE OF SHARES

The trust offers its shares of beneficial interest on a continuous basis. Shares of the portfolios can only be acquired by buying a contract from an insurance company or qualified plan designated by the trust and directing the allocation of part or all of the net purchase payment to one or more subaccounts (the “subaccounts”), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectuses for the portfolios dated                 , 2007 along with the contract prospectus.

Sales Charges and Surrender Charges

The trust’s portfolios do not assess any sales charge, either when they sell or when investors redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

The trust will redeem the shares of the portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccount’s policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio’s investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio’s shareholders.

Should the redemption of shares of a portfolio be suspended or postponed, the Board of Trustees may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

TAXES [to be updated by Amendment]

The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a trust-wide) basis.

Each portfolio intends to qualify separately each year as a "regulated investment company" under Subchapter M of the Code. To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio's taxable year, (i) at least 50% of the market value of the portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in a portfolio's being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided a portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the portfolio must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter, or within 30 days after the last day of such calendar quarter, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each separate account will "look-through" its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies' investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by a portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the portfolio's distributions, to the extent derived from the portfolio's current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as ordinary income. Moreover, if a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i,e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contract would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.

A portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by such portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such portfolio and defer portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the portfolio as a regulated investment company.

A portfolio's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by such portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such portfolio.

As a result of entering into swap contracts, a portfolio may make or receive periodic net payments. A portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

In general, gain or loss on a short sale is recognized when a portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the portfolio's hands. Except with respect to certain situations where the property used by a portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a portfolio for more than one year. In general, a portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Dividends or other income (including, in some cases, capital gains) received by a portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A portfolios will not be eligible to elect to treat any foreign taxes they pay as paid by their respective shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the portfolio will reduce the return from the portfolio's investments.

If a portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains.

If a portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, such portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the portfolio, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a portfolio may make a mark-to-market election that will result in the portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the portfolio and, once made, would be effective for all subsequent taxable years of the portfolio, unless revoked with the consent of the Internal Revenue Service. By making the election, such portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The portfolio may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

VALUATION OF SHARES

The net asset value of each portfolio’s shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Please see the prospectuses for a description of the procedures used by each portfolio in valuing its assets.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

LMPFA serves as investment manager to the portfolios pursuant to an management agreement (the “Management Agreement”) with each portfolio that was approved by the Board of Trustees, including a majority of the Independent Trustees, on June 12, 2006. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolios and certain other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $     billion.

Under the Management Agreements, subject to the supervision and direction of the Board, the Manager is delegated the responsibility of managing each portfolio in accordance with the portfolio’s stated investment objective and policies, makes investment decisions for each portfolio, and places orders to purchase and sell securities. The Manager also performs administrative and management services necessary for the operation of each portfolio, such as (i) supervising the overall administration of the portfolio, including negotiation of contracts and fees with and the monitoring of performance and billings of the portfolio’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the portfolio’s existence, and (v) maintaining the registration and qualification of the portfolio’s shares under federal and state laws.

Each Management Agreement will have an initial term of two years and continue in effect from year to year thereafter provided such continuance is specifically approved at least annually (a) by the trust’s Board or by a majority of the outstanding voting securities of each portfolio of the trust (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Management Agreement provides that the Manager may render services to others. The Management Agreement with respect to each portfolio is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the trust when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the trust (as defined in the 1940 Act) or by a vote of a majority of the trust’s Board of Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the portfolios of the trust, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

For the services provided and the expenses assumed pursuant to each Management Agreement, each portfolio will pay to LMPFA out of its assets a monthly fee in arrears equal to 0.75% per annum of its average daily net assets during the month.

The Subadvisers

The subadviser(s) of each portfolio perform the day-to-day portfolio management of the portfolio as subadviser(s), except for the management of cash and short-term instruments, which is performed by LMPFA for each portfolio except Capital and Income Portfolio. As compensation for its sub-advisory services, the Manager will pay a portfolio’s subadviser a fee equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. The following is a list of each portfolio, its applicable subadviser, and the sub-advisory fees paid by the Manager to the applicable subadviser for the period from August 1, 2006 through December 31, 2006.

Portfolio	Subadviser	Sub-advisory fees
All Cap Growth and Value	ClearBridge	70%
Large Cap Growth and Value	ClearBridge	70%
Global All Cap Growth and Value	ClearBridge	70%
Capital and Income Portfolio	ClearBridge, Western Asset and Western Asset Limited	70%*

*	70% of the management fees paid to LMPFA, net of expense waivers and reimbursements allocated to the respective subadviser based on proportion of assets managed.

ClearBridge, a subsidiary of Legg Mason located at 399 Park Avenue, New York, New York 10022, serves as the subadviser to each portfolio pursuant to sub-advisory agreements between the Manager and ClearBridge that were approved by the Board of Trustees, including a majority of the Independent Trustees, on June 12, 2006 (each a “Sub-Advisory Agreement”). Under the Sub-Advisory Agreements, the subadviser is responsible, subject to the general supervision of LMPFA and the Board of Trustees, for the actual management of portfolio assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

For ClearBridge’s services, LMPFA (not the portfolio) pays ClearBridge a fee, computed daily and payable monthly, at an annual rate equal to     % of the fee received by LMPFA from each portfolio.

Western Asset, a subsidiary of Legg Mason located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a subadviser to Capital and Income Portfolio pursuant to a sub-advisory agreement between the Manager and Western Asset that was approved by the Board of Trustees, including a majority of the Independent Trustees, on June 12, 2006 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the subadviser is responsible, subject to the general supervision of LMPFA and the Board of Trustees, for the actual management of portfolio assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.

For Western Asset’s services, LMPFA (not the portfolio) pays the subadviser a fee, computed daily and payable monthly, at an annual rate equal to 70% of the net fee received by LMPFA with respect to the assets allocated to each subadviser.

Western Asset Limited, 155 Bishopsgate, London EC2M 3TY, an affiliate of Legg Mason, serves as an investment sub-adviser to Capital and Income Portfolio under a sub-Advisory Agreement between Western Asset Limited and Western Asset (“Sub-Sub-Advisory Agreement”).

Western Asset Limited provides research, analytical and trading support for the portfolio’s investment program, as well as exercising investment discretion for part of the portfolio, subject to the supervision of Western Asset and LMPFA and the overall direction of the Board of Trustees. As compensation for Western Asset Limited’s services and for expenses borne by Western Asset Limited under the Sub-Sub-Advisory Agreement, Western Asset pays Western Asset Limited a fee, computed daily and payable monthly at an annual rate equal to 0.30% of the portfolio’s average daily net assets allocated to Western Asset Limited.

Under each Sub-Advisory Agreement, subject to the supervision and direction of the Board of Trustees and the Manager, the subadviser will, except for the management of cash and short-term investments for each portfolio except Capital and Income Portfolio that is performed by LMPFA, manage a portfolio in accordance with the portfolio’s stated investment objective(s) and policies, assist in supervising all aspects of the portfolio’s operations, make investment decisions for the portfolio, place orders to purchase and sell securities, and employ professional portfolio managers and securities analysts who provide research services to the portfolio. Western Asset manages the cash and short-term investments for Capital and Income Portfolio.

Each Sub-Advisory Agreement will have an initial term of two years and continue in effect year to year thereafter provided such continuance is specifically approved at least annually (a) by the Board of Trustees or by a majority of the outstanding voting securities of the portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board of Trustees or a majority of the outstanding voting securities of the portfolio (as defined in the 1940 Act) may terminate the Sub-Advisory Agreement on not more than 60 days’ written notice without penalty. The Manager or the subadviser may terminate the Sub-Advisory Agreement on 90 days’ written notice without penalty. The Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Under the Sub-Sub-Advisory Agreement between Western Asset and Western Asset Limited, Western Asset Limited will not be liable for any error of judgment or mistake of law or for any loss suffered by LMPFA or by the portfolio in connection with the performance of the Sub-Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Sub-Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the portfolio’s outstanding voting securities, by LMPFA, by Western Asset or by Western Asset Limited, on not less than 60 days’ notice to the portfolio and/or the other party(ies). The Sub-Sub-Advisory Agreement terminates immediately upon any termination of the Management Agreement or Sub-Advisory Agreement or upon the mutual written consent of LMPFA, Western Asset, Western Asset Limited and the portfolio.

Expenses

In addition to amounts payable under the Management Agreement, each portfolio is responsible for its own expenses, including, among other things, interest; taxes, governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the portfolio’s shareholders; costs of stationery, website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the portfolio, if any; and the portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the trust and its officers, Board members and employees; litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which a portfolio is a party and the legal obligation which the portfolio may have to indemnify the trust’s Trustees and officers with respect thereto, and expenses relating to a portfolio reorganization.

For the fiscal year ended December 31, 2004, the portfolios had voluntary expense limitations in place of 100% of the daily net assets of each portfolio, respectively, resulting in the following fee waivers:

	All Cap Growth and Value	Large Cap Growth & Value	Global All Cap Growth and Value	Capital and Income Portfolio
Management fee waiver	$443	$20,828	$7,622	$332
Expense reimbursement
Distribution plan fee waiver	197,956	45,378	69,646	147,130

	$198,399	$66,206	$77,268	$147,462

The Manager voluntarily agreed to waive a portion of the management fees and 100% of the distribution fees. Effective March 1, 2004, the distribution plan fee waiver was reduced from 0.25% to 0.10% of the average daily net assets on the Capital and Income Portfolio and the All Cap Growth and Value Portfolio. The Large Cap Growth and Value Portfolio and the Global All Cap Growth and Value Portfolio waived 100% of distribution fees for the year ended December 31, 2004.

For the fiscal year ended December 31, 2005, the portfolios had voluntary distribution fee waivers in place, resulting in the following fee waivers:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Capital and Income Portfolio
Management fee waiver	$0	$0	$0	$0
Distribution plan fee waiver	268,787	83,447	168,193	199,468

Total	$268,787	$83,447	$168,193	$199,468

Capital and Income Portfolio and All Cap Growth and Value waived 0.10% of their distribution fees. Large Cap Growth and Value and Global All Cap Growth and Value continued to waive 100% of the distribution fees for the year ended December 31, 2005. The distribution plan fee waivers can be terminated at any time.

For the fiscal year ended December 31, 2006, the portfolios had voluntary distribution fee waivers in place, resulting in the following fee waivers:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Capital and Income Portfolio
Management fee waiver	$	$	$	$
Distribution plan fee waiver

Total	$	$	$	$

For the fiscal year ended December 31, 2006, the portfolios held the following securities issued by their regular broker or dealers.

Portfolio	Fund Name	D=Debt E=Equity	Market Value

Distributors

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202 and CGMI, an indirect subsidiary of Citigroup located at 388 Greenwich Street, New York, New York 10013, act as each portfolio’s distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “distribution agreements”), which were approved by the trust’s Board of Trustees and by a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose on November 21, 2005. The distribution agreements went into effect on December 1, 2005. Prior to December 1, 2005, CGMI served as the trust’s distributor. In addition, LMIS and CGMI and certain other broker-dealers continue to sell portfolio shares to the public as members of the selling group.

Each portfolio has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each portfolio other than Capital and Income Portfolio shall pay a distribution fee of 0.25% of its daily net assets and that Class II shares of Capital and Income Portfolio pays a distribution fee of 0.25% of its average daily net assets. The distributors waive a portion of the distribution fee for All Cap Growth and Value such that the portfolio pays a fee of 0.10% of its average daily net assets. The distributors waived all of the distribution fees for Large Cap Growth and Value and Global All Cap Growth and Value for the year ended December 31, 2006. [Confirm]

For the fiscal year ended December 31, 2006, LMIS incurred the following distribution expenses for each portfolio:

Portfolio	Financial Consultant Compensation	Branch Operations	Marketing	Printing	Total
All Cap Growth and Value
Large Cap Growth and Value
Global Cap Growth and Value
Capital and Income Portfolio

For the fiscal year ended December 31, 2006 CGMI incurred the following distribution expenses for each portfolio:

	Financial Consultant Compensation	Branch Operations	Marketing	Printing	Total Expense
All Cap Growth and Value
Large Cap Growth and Value
Global All Cap Growth and Value
Capital and Income Portfolio

For the fiscal year ended December 31, 2006, Capital and Income Portfolio and All Cap Growth and Value paid $         and $        , respectively, in distribution fees.

Portfolio Transactions

Decisions to buy and sell securities for each portfolio are made by the subadviser(s), subject to the overall review of LMPFA and the Board of Trustees. Although investment decisions for the portfolios are made independently from those of the other accounts managed by a subadviser, investments of the type that the portfolios may make also may be made by those other accounts. When a portfolio and one or more other accounts managed by a subadviser is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the subadviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a portfolio or the size of the position obtained or disposed of by the portfolio.

Effective December 1, 2005, CGMI is no longer an affiliated person of the portfolios under the 1940 Act. As a result, the portfolios are permitted to execute portfolio transactions with CGMI or an affiliate of CGMI as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of a portfolio, the subadviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the subadviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Management Agreement authorizes the subadviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to a portfolios and/or other accounts over which the subadviser or its affiliates exercise investment discretion. Research services provided by brokers through which a portfolio effects transactions may be used by the subadviser in servicing all of its accounts and not all of these services may be used by the subadviser in connection with a portfolio of the trust.

The Board of Trustees of the trust will periodically review the commissions paid by the portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the portfolios. Over-the-counter purchases and sales by a portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and in which commissions may be paid. For the fiscal year ended December 31, 2006, the portfolios did not direct brokerage transactions or pay brokerage commissions on such transactions to brokers because of research services provided. [Confirm]

The following table set forth certain information regarding the portfolios’ payment of brokerage commissions to brokers because of research provided for the fiscal year ended December 31, 2006:

Portfolio	Commissions paid 2006	Amount of Transactions Involving Commissions Paid to Brokers
All Cap Growth and Value	$	$
Large Cap Growth and Value
Global All Cap Growth and Value
Capital and Income Portfolio

The following table sets forth certain information regarding each portfolio’s payment of brokerage commissions.

Total Brokerage Commissions
Name of Portfolio	Fiscal Year Ended 12/31/06	Fiscal Year Ended 12/31/05	Fiscal Year Ended 12/31/04
All Cap Growth and Value	$	$	$
Large Cap Growth and Value	$	$	$
Global All Cap Growth and Value	$	$	$
Capital and Income Portfolio	$	$	$

Prior to the closing of the transaction on December 1, 2005 whereby Citigroup sold substantially all of its asset management business to Legg Mason, CGMI was an affiliated broker-dealer of the portfolios. For the fiscal year ended December 31, 2004, CGMI and its affiliates received brokerage commissions of $252 and $140 for Large Cap Growth and Value and Global All Cap Growth and Value, respectively. For the fiscal year ended December 31, 2005, CGMI and its affiliates received brokerage commissions of $1,860 and $960 from All Cap Growth and Value and Capital and Income Portfolio, respectively. LMIS did not receive any brokerage commissions for any portfolio for the period from December 1, 2005 to December 31, 2005 or for the fiscal year ended December 31, 2006.

Proxy Voting Guidelines & Procedures

Although individual Trustees may not agree with particular policies or votes by the Manager, the board has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the portfolios, as applicable, to the subadvisers through its contracts with the subadvisers. The subadvisers will use their own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the portfolios. Should LMPFA become responsible for voting proxies for any reason, such as the inability of a subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the portfolio, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with the applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadvisers and providing them to the portfolios as required for the portfolios to comply with applicable rules under the 1940 Act.

Each subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the Fund’s portfolio securities are voted and are attached as Appendices B-C to this SAI.

Information on how each portfolio voted proxies relating to portfolio securities during the prior 12 month period ended June 30 of each year and a description of the policies and procedures that the Manager uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the trust’s website at http://www.leggmason.com/InvestorServices and (3) on the SEC’s website at http://www.sec.gov.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the trust, the Manager, the subadvisers and the portfolios’ distributors have each adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the Code of Ethics of the trust, the Manager, the subadvisers and the distributors are on file with the SEC.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of [December 31, 2006].

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the portfolio with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.1

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
All Cap Growth and Value	Alan J. Blake	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Richard A. Freeman	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	John Goode	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Peter J. Hable	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Kirstin Mobyed	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts

	Roger Paradiso	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts with $ billion in total assets under management

Large Cap Growth and Value	Alan J. Blake	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Robert Feitler	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Mark Mc Allister	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ billion in assets under management	other accounts with $ billion in total assets under management

	Kirstin Mobyed	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts

	Roger Paradiso	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts with $ billion in total assets under management

Global All Cap Growth and Value	Alan J. Blake	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in total assets under management	other accounts with $ billion in total assets under management

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Robert Feitler	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Richard A. Freeman	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Jeffrey Russell	registered investment companies with $ million in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ million in total assets under management

	Mark Mc Allister	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ billion in total assets under management	other accounts with $ billion in total assets under management

	Kirstin Mobyed	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts

	Roger Paradiso	registered investment companies with $ billion in total assets under management	other pooled investment vehicles	other accounts with $ billion in total assets under management

Capital and Income Portfolio	S. Kenneth Leech	registered investment company with $ million in assets under management	other pooled investment vehicles	other accounts with $ billion in total assets under management

	Stephen A. Walsh	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Carl L. Eichstaedt	registered investment companies with $ million in total assets under management	other pooled investment vehicles	other accounts with $ billion in total assets under management

	Ronald D. Mass	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

	Mark Lindbloom	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in total assets under management	other accounts with $ billion in total assets under management

	Robert Gendelman	registered investment companies with $ billion in total assets under management	other pooled investment vehicles with $ million in assets under management	other accounts with $ billion in total assets under management

1)	Note that this additional information must be disclosed if portfolio managers manage accounts with performance-based fee arrangements.

Portfolio Manager Compensation

The descriptions below relate to the Manager, ClearBridge and Western Asset, affiliates of the Manager. The Manager follows the ClearBridge portfolio manager compensation policies described below.

ClearBridge Portfolio Manager Compensation

ClearBridge investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the trust’s portfolio managers. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of portfolio shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g., a securities index and, with respect to a portfolio, the benchmark set forth in the portfolio’s prospectus to which the portfolio’s average annual total returns are compared or, if none, the benchmark set forth in the portfolio’s annual report). Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer.). The incentive pool will be allocated by the applicable ClearBridge Chief Investment Officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 25% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, 25% will accrue a return based on the hypothetical returns of an employee chosen composite fund, and 50% may be received in the form of Legg Mason restricted stock shares.

Western Asset and Western Asset Limited Portfolio Manager Compensation

Western Asset Management Company’s compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, each subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to a portfolio, the benchmark set forth in the portfolio’s prospectus to which the portfolio’s average annual total returns are compared or, if none, the benchmark set forth in the portfolio’s annual report). A subadviser may also measure a portfolio manager’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because portfolio managers are generally responsible for multiple accounts (including the funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the investment manager, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the subadviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These were determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above. The Manager, the subadvisers and the portfolios have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Manager and the subadvisers and the individuals that it employs. For example, the Manager and each subadviser seek to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Manager and each subadviser have also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Manager, the subadvisers and the trust will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a portfolio’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide the Manager or subadviser with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Manager or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a particular portfolio, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she managed. ClearBridge has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the Manager’s fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Manager, subadvisers or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the Manager and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager as of            , 2007.

Dollar Range ownership is as follows:

A:	none
B:	$1 - $10,000
C:	$10,001 - $50,000
D:	$50,001 - $100,000
E:	$100,001 - $500,000
F:	$500,001 - $1 million
G:	over $1 million

Portfolio	Portfolio Manager(s)	Dollar Range of Ownership of Securities

All Cap Growth and Value	Kirstin Moybed

Large Cap Growth and Value

Global All Cap Growth and Value

Balanced All Cap Growth and Value

All Cap Growth and Value	Roger Paradiso

Large Cap Growth and Value

Global All Cap Growth and Value

Balanced All Cap Growth and Value

Portfolio	Portfolio Manager(s)	Dollar Range of Ownership of Securities

All Cap Growth and Value	Alan J. Blake
Richard Freeman
John Goode
Peter J. Hable

Large Cap Growth and Value	Alan J. Blake
Mark McAllister
Robert Feitler

Global All Cap Growth and Value	Alan J. Blake
Richard A. Freeman
Mark McAllister
Robert Feitler
Jeffrey J. Russell

Capital and Income Portfolio	S. Kenneth Leech
Stephen A. Walsh
Carl L. Eichstaedt
Ronald D. Mass
Mark Lindbloom
Robert Gendelman

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Portfolio History.    The trust is an open-end management investment company. The trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a “Massachusetts business trust.” Each portfolio of the trust is “diversified” within the meaning of the 1940 Act.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the trust’s Master Trust Agreement (“Trust Instrument”) disclaims shareholder liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a Trustee. The Trust Instrument provides for indemnification from the trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the manager believes is remote and immaterial. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The Trustees intend to conduct the operations of the trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

All shareholders of each portfolio in the trust, upon liquidation, will participate ratably in the trust’s net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the trust. Shares are transferable but have no preemptive, conversion or subscription rights.

Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its then affiliates, including SBFM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the funds in which none of the plaintiffs had invested, and dismissing those funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or Investment Manager to certain of the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this SAI, the Manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

On September 16, 2005, the staff of the SEC informed SBFM and ClearBridge Asset Management Inc. (formerly Salomon Brothers Asset Management Inc.) at the staff is considering recommending that the SEC institute administrative proceedings against SBFM and ClearBridge Asset Management Inc. for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or ClearBridge Asset Management Inc.

Although there can be no assurance, LMPFA believes that this matter is not likely to have a material adverse effect on the portfolios.

The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Custodian.    Portfolio securities and cash owned by the trust are held in the custody of State Street Bank and Trust Company, located at One Lincoln Street, Boston, Massachusetts 02112. State Street, among other things, maintains a custody account or accounts in the name of the portfolio; receives and delivers all assets for the portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the portfolio; and makes disbursements on behalf of the portfolio. State Street neither determines the portfolio’s investment policies, nor decides which securities the portfolio will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The portfolio may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the portfolio’s securities lending agent and receives a share of the income generated by such activities.

Transfer Agent.    PFPC Inc., located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the trust’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust, distributes dividends and distributions payable by the trust and produces statements with respect to account activity for the trust and its shareholders. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Counsel.    Willkie Farr & Gallagher LLP serves as counsel to the trust. The Independent Trustees have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

Independent Registered Public Accounting Firm.                            , serves as independent registered public accounting firm for the trust for the fiscal year ending December 31, 2007 to audit and report on the trust’s financial statements and financial highlights.

Minimum Account Size.    The trust reserves the right to involuntarily liquidate any shareholder’s account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The trust, however, will not redeem shares based solely on market reductions in net asset value. Before the trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting.    The trust offers shares of the portfolios only for purchase by insurance company separate accounts and qualified plans. Thus, the insurance companies are technically the shareholders of these portfolios, and under the 1940 Act, are deemed to be in control of these portfolios. Nevertheless, with respect to any trust shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required to law. Shares of the trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The trust in not required to hold annual shareowner meetings, although special meetings may be called for trust as a whole, or a specific portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract.

Proposed Changes.    The Board of Trustees has approved a number of initiatives designed to streamline and restructure the fund complex, and shareholders of the Trust have approved those initiatives where shareholder approval is required. As a result, each portfolio will become a series of a Maryland business trust.

A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the business trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust.

Shareholder Voting

The declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the declaration or authorize the merger or consolidation of the trust into another trust or entity, reorganize the trust or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or terminate the trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares the shareholder owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining trustees. The provisions of the declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendment to the Declaration

The trustees are authorized to amend the declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, trustees, officers, or employees of the trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.

Issuance and Redemption of Shares

A fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if a fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation.

Small Accounts

The declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

Each share of a fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

Shareholder, Trustee and Officer Liability

The declaration provides that shareholders are not personally liable for the obligations of a fund and requires a fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, a fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the trust or its shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under current Maryland law, a trustee is liable to the trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The declaration requires the trust to indemnify any persons who are or who have been trustees, officers or employees of the trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a fund’s trustees. The declaration details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The declaration further provides that the fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

FINANCIAL STATEMENTS

The trust’s annual report for the fiscal year ended December 31, 2006 is incorporated herein by reference in its entirety. The annual report was filed on                 , Accession Number                                 .

APPENDIX A—RATINGS OF DEBT OBLIGATIONS

Moody's Investors Service, Inc. (“Moody ‘S”)

Aaa

Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in “Aaa” securities.

A

Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa

Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds that are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds that are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds that are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds that are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds that are rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The Standard & Poor's Division of The McGraw-Hill Companies, Inc. (“S&P”)

AAA

Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A

Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C

Debt rated “BB”, “B”, “CCC”, “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L—The letter “L” indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR—Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

A-2

COMMERCIAL PAPER RATINGS

Moody's

Issuers rated “Prime-1” (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on portfolios employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated “Prime-2” (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

A-l

This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Appendix B

PROXY VOTING GUIDELINES & PROCEDURES SUMMARY

Concerning ClearBridge Advisors1 (ClearBridge)

Proxy Voting Policies and Procedures

The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.

ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

[1]

ClearBridge Advisors comprises CAM North America, LLC, ClearBridge Asset Management Inc., Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc. and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, ClearBridge Asset Management Inc., Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, ClearBridge Asset Management Inc., and Smith Barney Fund Management LLC are not affiliated with Citigroup.

B-1

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

B-2

Appendix C

PROXY VOTING POLICIES AND PROCEDURES OF WESTERN ASSET MANAGEMENT COMPANY AND WESTERN ASSET MANAGEMENT COMPANY LIMITED

PROXY VOTING

BACKGROUND

An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team. Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

PART C: OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) (File Nos. 333-91278 and 811-21128).

(a)(1) Master Trust Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “Commission”) on September 18, 2002 (the “Registration Statement”).

(a)(2) Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement.

(a)(3) Amendment No. 2 to the Master Trust Agreement dated May 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on January 26, 2007 (“Post-Effective Amendment No. 6”).

(b) By-Laws are incorporated by reference to the Registration Statement.

(c) Registrant’s Form of Shares of Beneficial Interest is incorporated by reference to the Registration Statement.

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Capital and Income Portfolio, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(5) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) (formerly known as CAM North America, LLC) dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(6) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Capital and Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(7) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) dated August 1, 2006, regarding Legg Mason Partners Variable Capital and Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(8) Form of Subadvisory Agreement LMPFA and Western Asset Management Limited (“WAML”) regarding Legg Mason Partners Capital and Income Portfolio to be filed by amendment.

(d)(9) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(d)(10) Form of Subadvisory Agreement between LMPFA and ClearBridge dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.

(e)(2) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 5”)

(e)(3) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 5.

(e)(4) Form of Letter Agreement amending Exhibit A of the Distribution Agreement between the Registrant and CGMI to be filed by amendment.

(e)(5) Form of Letter Agreement amending Exhibit A of the Distribution Agreement between the Registrant and LMIS to be filed by amendment.

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

(f)(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

(f)(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

(g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 5.

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(h)(1) Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 5.

(h)(2) License Agreement between Citigroup, Inc. and Registrant dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.

(h)(3) Form of License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 incorporated by reference to Post-Effective Amendment No. 5.

(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(i)(2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.

(i)(3) Opinion and Consent of Counsel as to the legality of the securities being registered to be filed by amendment.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(2) Power of Attorney dated April 12, 2006 is incorporated by reference to Post-Effective Amendment No. 5.

(k) Not Applicable.

(l) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1) Form of Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(m)(2) Form of Distribution Plan is incorporated by reference to the Registration Statement.

(m)(3) Amended Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 5.

(m)(4) Amended Shareholder Services and Distribution Plan between the Registrant and LMIS is incorporated by reference to Post-Effective Amendment No. 5.

(n)(1) Form of Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

(n)(2) Amended and Restated Rule 18f-3(d) Multiple Class Plan to be filed by amendment.

(o) Not Applicable.

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(p)(1) Form of Code of Ethics of the Registrant, Smith Barney Fund Management LLC and CGMI is incorporated by reference to the Registration Statement.

(p)(2) Code of Ethics of Citigroup Asset Management - North America and certain registered Investment companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.

(p)(3) Code of Ethics of Legg Mason Investors Services, LLC dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 5.

(p)(4) Code of Ethics of CGMI to be filed by amendment.

(p)(5) Code of Ethics of WAM dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

Item 24. Persons Controlled by or Under Common Control with the Fund.

None.

Item 25. Indemnification.

The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to (a) Paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), incorporated by reference herein; (b) paragraph 7 of the Amendment to the CGMI Distribution Agreement incorporated by reference herein; (c) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.

Item 26. Business and Other Connections of the Investment Adviser.

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — ClearBridge Advisors, LLC (formerly known as CAM North America, LLC) (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

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ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management
Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

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Subadviser — Western Asset Management Company Limited (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAMCL
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III	Director, WAMCL
President, Legg Mason, Inc.
Director, WAM

Gavin L. James	Senior Executive Officer, WAMCL
Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAMCL
General Counsel and CCO, WAM

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income

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Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners

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Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Variable Portfolios IV

125 Broad Street

New York, New York 10004

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With respect to the Registrant’s Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Sub-advisers:

(3)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

(4)	c/o ClearBridge Advisors, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(5)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(6)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(8)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 9th day of February, 2007.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	February 9, 2007

/s/ Robert J. Brault Robert J. Brault	Treasurer and Chief Financial Officer	February 9, 2007

/s/ H. John Ellis* H. John Ellis	Trustee	February 9, 2007

/s/ Armon E. Kamesar* Armon E. Kamesar	Trustee	February 9, 2007

/s/ Stephen E. Kaufman* Stephen E. Kaufman	Trustee	February 9, 2007

/s/ John J. Murphy* John J. Murphy	Trustee	February 9, 2007

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

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